UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2021

Date of reporting period:	January 1, 2021 — June 30, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

# Putnam Variable Trust

## Putnam VT Global Asset Allocation Fund

**Semiannual report**
**6 | 30 | 21**

Message from the Trustees

August 12, 2021

Dear Shareholder:

The U.S. economy is much improved from a year ago, or even six months ago. Gross domestic product is growing at a pre-pandemic pace. Stock prices are high and interest rates are low. More and more workers are finding jobs, with millions still open. At the same time, vaccinations in many areas have not yet reached enough people to stop the spread of Covid-19. U.S. and global infection rates have recently risen.

While it is too soon to declare the pandemic over, it is worth taking stock of the economy’s transition. Some changes accelerated by the pandemic could be lasting. Dynamic, well-managed companies have adapted to seize new, more sustainable growth opportunities.

An active investment philosophy is well suited to this time. Putnam’s research teams are analyzing the fundamentals of what has stayed the same and what has changed to uncover valuable investment insights or potential risks.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/21)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2021

Class IA: $19.29	Class IB: $19.60

Total return at net asset value

				Putnam
				Balanced
			Russell 3000	Blended
			Index	Benchmark
	Class IA	Class IB	(primary	(secondary
(as of 6/30/21)	shares*	shares†	benchmark)	benchmark)
6 months	9.92%	9.80%	15.11%	7.89%
1 year	25.65	25.42	44.16	24.71
5 years	65.04	62.99	127.67	72.62
Annualized	10.54	10.26	17.89	11.54
10 years	140.69	134.71	294.04	150.87
Annualized	9.18	8.91	14.70	9.63
Life	1,216.25	1,139.78	3,475.75	—
Annualized	8.02	7.83	11.30	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy of completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/21 to 6/30/21. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/20	0.87%	1.12%
Annualized expense ratio for the six-month
period ended 6/30/21	0.85%	1.10%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/21		ended 6/30/21
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.42	$5.72	$4.26	$5.51
Ending value
(after
expenses)	$1,099.20	$1,098.00	$1,020.58	$1,019.34

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/21. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2	Putnam VT Global Asset Allocation Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund	3

The fund’s portfolio 6/30/21 (Unaudited)

COMMON STOCKS (67.3%)*	Shares	Value

Basic materials (2.6%)
Anglo American PLC (United Kingdom)	3,602	$143,127
Axalta Coating Systems, Ltd. †	4,772	145,498
BHP Billiton, Ltd. (Australia)	611	22,256
BHP Group PLC (United Kingdom)	2,930	86,330
Cabot Corp.	702	39,965
Celanese Corp.	540	81,864
Compagnie De Saint-Gobain (France)	2,395	157,726
Covestro AG (Germany)	1,932	124,761
CRH PLC (Ireland)	2,076	104,619
Dow, Inc.	1,094	69,228
DuPont de Nemours, Inc.	9,362	724,712
Eastman Chemical Co.	1,760	205,480
Eiffage SA (France)	611	62,162
FMC Corp.	330	35,706
Fortescue Metals Group, Ltd. (Australia)	5,930	103,798
Holcim, Ltd. (Switzerland)	1,859	111,510
ICL Group, Ltd. (Israel)	3,816	25,880
Nitto Denko Corp. (Japan)	1,300	97,007
Reliance Steel & Aluminum Co.	638	96,274
Rio Tinto PLC (United Kingdom)	2,472	203,427
Sherwin-Williams Co. (The)	262	71,382
Shin-Etsu Chemical Co., Ltd. (Japan)	600	100,347
Stora Enso OYJ (Finland)	379	6,914
Weyerhaeuser Co. R	13,885	477,922
		3,297,895
Capital goods (4.2%)
AGCO Corp.	1,690	220,342
Allegion PLC (Ireland)	1,614	224,830
Allison Transmission Holdings, Inc.	2,172	86,315
Atlas Copco AB Class A (Sweden)	408	24,981
Clean Harbors, Inc. †	482	44,893
CNH Industrial NV (United Kingdom)	7,943	131,151
Crown Holdings, Inc.	1,655	169,158
Cummins, Inc.	1,976	481,769
Daikin Industries, Ltd. (Japan)	600	111,742
Deere & Co.	1,223	431,364
Dover Corp.	506	76,204
Gentex Corp.	3,105	102,744
Honeywell International, Inc.	3,472	761,583
ITT, Inc.	793	72,631
Koito Manufacturing Co., Ltd. (Japan)	1,400	87,079
Legrand SA (France)	1,458	154,315
Lockheed Martin Corp.	2,706	1,023,815
Oshkosh Corp.	865	107,814
Parker Hannifin Corp.	1,557	478,170
Republic Services, Inc.	1,332	146,533
Sandvik AB (Sweden)	5,687	145,263
Toro Co. (The)	962	105,705
Waste Management, Inc.	2,044	286,385
		5,474,786
Communication services (2.0%)
Altice USA, Inc. Class A †	2,602	88,832
AT&T, Inc.	6,147	176,911
BT Group PLC (United Kingdom) †	18,212	48,874
Comcast Corp. Class A	11,528	657,327

COMMON STOCKS (67.3%)* cont.	Shares	Value

Communication services cont.
Deutsche Telekom AG (Germany)	9,076	$191,690
KDDI Corp. (Japan)	5,400	168,423
Koninklijke KPN NV (Netherlands)	23,587	73,668
Nippon Telegraph & Telephone Corp. (Japan)	3,100	80,768
Verizon Communications, Inc.	20,978	1,175,397
		2,661,890
Computers (5.3%)
Apple, Inc.	33,092	4,532,280
Check Point Software Technologies, Ltd. (Israel) †	339	39,368
Cisco Systems, Inc./California	15,100	800,300
Fortinet, Inc. †	2,752	655,499
Fujitsu, Ltd. (Japan)	700	131,059
HP, Inc.	13,494	407,384
Logitech International SA (Switzerland)	611	74,027
ServiceNow, Inc. †	110	60,451
Synopsys, Inc. †	1,083	298,681
		6,999,049
Conglomerates (0.2%)
AMETEK, Inc.	1,665	222,278
		222,278
Consumer cyclicals (9.1%)
Adecco Group AG (Switzerland)	1,178	80,031
Amazon.com, Inc. †	959	3,299,113
Aristocrat Leisure, Ltd. (Australia)	2,782	89,901
Berkeley Group Holdings PLC (The) (United Kingdom)	676	42,968
Best Buy Co., Inc.	4,133	475,212
Bollore SA (France)	5,319	28,508
Booz Allen Hamilton Holding Corp.	3,003	255,796
Brambles, Ltd. (Australia)	8,049	69,056
Brunswick Corp.	1,687	168,059
CK Hutchison Holdings, Ltd. (Hong Kong)	7,000	54,545
Compagnie Generale des Etablissements Michelin
SCA (France)	307	48,961
Daito Trust Construction Co., Ltd. (Japan)	200	21,873
Daiwa House Industry Co., Ltd. (Japan)	2,900	87,056
Evolution AB (Sweden)	645	101,927
FleetCor Technologies, Inc. †	235	60,174
Ford Motor Co. †	50,877	756,032
Gartner, Inc. †	1,299	314,618
Genting Bhd (Singapore)	49,500	30,737
Hermes International (France)	127	185,000
Hilton Worldwide Holdings, Inc. †	2,741	330,619
iHeartMedia, Inc. Class A †	214	5,763
Industria de Diseno Textil SA (Inditex) (Spain)	1,555	54,781
Knorr-Bremse AG (Germany)	655	75,337
La Francaise des Jeux SAEM (France)	536	31,511
Lowe’s Cos., Inc.	1,932	374,750
LVMH Moet Hennessy Louis Vuitton SA (France)	76	59,594
Marriott International, Inc./MD Class A †	4,026	549,630
Nintendo Co., Ltd. (Japan)	300	174,499
Nitori Holdings Co., Ltd. (Japan)	800	141,573
O’Reilly Automotive, Inc. †	732	414,466
Pandora A/S (Denmark)	628	84,418
PayPal Holdings, Inc. †	1,577	459,664
Polaris, Inc.	1,636	224,067
Porsche Automobil Holding SE
(Preference) (Germany)	952	102,001
Publicis Groupe SA (France)	669	42,789
PulteGroup, Inc.	1,465	79,945

4	Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.3%)* cont.	Shares	Value

Consumer cyclicals cont.
Ryohin Keikaku Co., Ltd. (Japan)	1,200	$25,168
SEB SA (France)	172	31,082
Sony Group Corp. (Japan)	2,000	194,698
Spectrum Brands Holdings, Inc.	450	38,268
Stellantis NV (Italy)	9,193	180,296
TABCORP Holdings, Ltd. (Australia)	10,316	40,075
Tempur Sealy International, Inc.	3,715	145,591
TJX Cos., Inc. (The)	12,735	858,594
TransUnion	403	44,253
Volkswagen AG (Preference) (Germany)	148	37,064
Volvo AB (Sweden)	5,951	143,176
Walmart, Inc.	4,705	663,499
Wesfarmers, Ltd. (Australia)	4,042	179,150
		11,955,888
Consumer staples (4.9%)
Altria Group, Inc.	11,256	536,686
Auto Trader Group PLC (United Kingdom) †	4,522	39,621
Campbell Soup Co.	740	33,737
Carlsberg A/S Class B (Denmark)	580	108,116
Coca-Cola Co. (The)	1,688	91,338
Coca-Cola Europacific Partners PLC
(United Kingdom)	373	22,126
Coca-Cola HBC AG (Switzerland)	1,818	65,738
Coles Group, Ltd. (Australia)	3,194	40,936
Colgate-Palmolive Co.	1,385	112,670
Constellation Brands, Inc. Class A	368	86,072
Costco Wholesale Corp.	817	323,262
Darden Restaurants, Inc.	473	69,053
Endeavour Group, Ltd. (Australia) (Australia) †	5,193	24,496
Ferguson PLC (United Kingdom)	1,220	169,606
Imperial Brands PLC (United Kingdom)	6,874	148,052
ITOCHU Corp. (Japan)	5,300	152,662
Koninklijke Ahold Delhaize NV (Netherlands)	3,697	109,900
L’Oreal SA (France)	510	227,259
ManpowerGroup, Inc.	956	113,678
McDonald’s Corp.	2,768	639,380
Mondelez International, Inc. Class A	5,839	364,587
Nestle SA (Switzerland)	2,064	257,027
NH Foods, Ltd. (Japan)	900	34,997
PepsiCo, Inc.	4,897	725,588
Procter & Gamble Co. (The)	9,243	1,247,158
Sysco Corp.	3,721	289,308
Uber Technologies, Inc. †	1,217	60,996
Unilever PLC (United Kingdom)	579	33,883
WH Group, Ltd. (Hong Kong)	97,000	87,202
Woolworths Group, Ltd. (Australia)	5,193	148,497
Yum! Brands, Inc.	559	64,302
		6,427,933
Electronics (3.1%)
Advanced Micro Devices, Inc. †	707	66,409
Brother Industries, Ltd. (Japan)	2,000	39,912
Garmin, Ltd.	847	122,510
Hoya Corp. (Japan)	1,300	172,366
NVIDIA Corp.	2,645	2,116,265
Omron Corp. (Japan)	800	63,441
Qualcomm, Inc.	10,248	1,464,747
Thales SA (France)	144	14,691
		4,060,341

COMMON STOCKS (67.3%)* cont.	Shares	Value

Energy (1.5%)
BP PLC (United Kingdom)	30,675	$133,663
Chevron Corp.	3,279	343,442
Equinor ASA (Norway)	6,876	145,488
Halliburton Co.	22,498	520,154
Marathon Petroleum Corp.	4,533	273,884
MWO Holdings, LLC (Units) F	15	38
Oasis Petroleum, Inc.	196	19,708
Royal Dutch Shell PLC Class B (United Kingdom)	13,095	253,419
Schlumberger, Ltd.	1,068	34,187
Targa Resources Corp.	3,740	166,243
Thungela Resources, Ltd. (South Africa) †	292	804
TotalEnergies SE (France)	813	36,782
Williams Cos., Inc. (The)	2,970	78,854
		2,006,666
Financials (9.2%)
3i Group PLC (United Kingdom)	5,011	81,309
Aflac, Inc.	4,745	254,617
Alliance Data Systems Corp.	1,271	132,425
Allianz SE (Germany)	858	213,954
Allstate Corp. (The)	1,756	229,053
Ally Financial, Inc.	7,719	384,715
Ameriprise Financial, Inc.	1,675	416,874
AvalonBay Communities, Inc. R	676	141,026
Aviva PLC (United Kingdom)	21,941	123,195
Banco Bilbao Vizcaya Argenta (Spain)	24,669	152,926
Bank Leumi Le-Israel BM (Israel) †	11,193	85,008
Berkshire Hathaway, Inc. Class B †	394	109,500
BOC Hong Kong Holdings, Ltd. (Hong Kong)	18,500	62,784
Capital One Financial Corp.	534	82,604
CBRE Group, Inc. Class A †	3,499	299,969
Citigroup, Inc.	17,507	1,238,620
CK Asset Holdings, Ltd. (Hong Kong)	1,633	11,273
Commonwealth Bank of Australia (Australia)	1,763	132,044
Corporate Office Properties Trust R	2,032	56,876
DBS Group Holdings, Ltd. (Singapore)	7,800	172,914
Direct Line Insurance Group PLC (United Kingdom)	14,071	55,474
Discover Financial Services	742	87,771
Duke Realty Corp. R	1,725	81,679
Equitable Holdings, Inc.	7,365	224,264
Equity Lifestyle Properties, Inc. R	1,050	78,026
Fidelity National Financial, Inc.	1,565	68,015
First Industrial Realty Trust, Inc. R	2,174	113,548
Gaming and Leisure Properties, Inc. R	2,845	131,809
Gjensidige Forsikring ASA (Norway)	1,347	29,693
Goldman Sachs Group, Inc. (The)	2,230	846,352
Goodman Group (Australia) R	10,340	164,162
Hargreaves Lansdown PLC (United Kingdom)	1,119	24,596
Henderson Land Development Co., Ltd. (Hong Kong)	9,900	46,922
Invitation Homes, Inc. R	2,146	80,024
Israel Discount Bank, Ltd. Class A (Israel) †	10,628	50,595
Jefferies Financial Group, Inc.	4,807	164,399
Jones Lang LaSalle, Inc. †	671	131,154
JPMorgan Chase & Co.	12,161	1,891,522
Lamar Advertising Co. Class A R	1,106	115,489
Lincoln National Corp.	882	55,425
Link REIT (The) (Hong Kong) R	1,300	12,599
Medical Properties Trust, Inc. R	8,487	170,589

Putnam VT Global Asset Allocation Fund	5

COMMON STOCKS (67.3%)* cont.	Shares	Value

Financials cont.
MetLife, Inc.	12,655	$757,402
MGIC Investment Corp.	3,049	41,466
Morgan Stanley	3,317	304,136
NN Group NV (Netherlands)	282	13,302
Nomura Holdings, Inc. (Japan)	25,400	129,818
Partners Group Holding AG (Switzerland)	111	168,135
Persimmon PLC (United Kingdom)	1,021	41,777
Principal Financial Group, Inc.	2,892	182,745
Raymond James Financial, Inc.	282	36,632
Rayonier, Inc. R	2,032	73,010
SEI Investments Co.	1,025	63,519
Simon Property Group, Inc. R	340	44,363
Skandinaviska Enskilda Banken AB (Sweden)	6,780	87,581
SLM Corp.	8,212	171,959
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,700	162,032
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,800	57,162
Sumitomo Realty & Development Co., Ltd. (Japan)	700	25,015
Sun Hung Kai Properties, Ltd. (Hong Kong)	4,000	59,606
Synchrony Financial	10,161	493,012
United Overseas Bank, Ltd. (Singapore)	4,100	78,725
Unum Group	3,490	99,116
Zurich Insurance Group AG (Switzerland)	114	45,736
		12,142,042
Government (—%)
Poste Italiane SpA (Italy)	2,671	35,314
		35,314
Health care (8.3%)
10x Genomics, Inc. Class A † S	1,655	324,082
Abbott Laboratories	5,233	606,662
AbbVie, Inc.	2,708	305,029
ABIOMED, Inc. †	689	215,044
Alexion Pharmaceuticals, Inc. †	219	40,232
Align Technology, Inc. †	1,219	744,809
Alkermes PLC †	2,774	68,018
AmerisourceBergen Corp.	1,829	209,402
Biogen, Inc. †	283	97,994
Bristol-Myers Squibb Co.	20,651	1,379,900
Edwards Lifesciences Corp. †	5,926	613,756
Eurofins Scientific (Luxembourg) †	603	68,927
Fisher & Paykel Healthcare Corp., Ltd.
(New Zealand)	1,103	23,993
GlaxoSmithKline PLC (United Kingdom)	3,602	70,724
HCA Healthcare, Inc.	375	77,528
Hikma Pharmaceuticals PLC (United Kingdom)	1,873	63,374
Humana, Inc.	1,005	444,934
Incyte Corp. †	2,076	174,654
Ipsen SA (France)	319	33,180
Johnson & Johnson	2,757	454,188
Laboratory Corp. of America Holdings †	884	243,851
M3, Inc. (Japan)	700	51,119
McKesson Corp.	1,988	380,185
Medtronic PLC	4,624	573,977
Merck & Co., Inc.	16,041	1,247,509
Merck KGaA (Germany)	789	151,280
Molina Healthcare, Inc. †	661	167,273
Novartis AG (Switzerland)	3,266	297,638
Novo Nordisk A/S Class B (Denmark)	2,893	242,373
Ono Pharmaceutical Co., Ltd. (Japan)	3,600	80,331

COMMON STOCKS (67.3%)* cont.	Shares	Value

Health care cont.
Roche Holding AG (Switzerland)	820	$308,901
Sartorius Stedim Biotech (France)	182	86,085
Service Corp. International	1,538	82,421
Sonic Healthcare, Ltd. (Australia)	2,860	82,363
Sonova Holding AG (Switzerland)	371	139,539
Vertex Pharmaceuticals, Inc. †	3,264	658,120
Zimmer Biomet Holdings, Inc.	421	67,705
		10,877,100
Semiconductor (0.4%)
Applied Materials, Inc.	1,569	223,426
ASML Holding NV (Netherlands)	123	84,504
Lasertec Corp. (Japan)	300	58,301
Tokyo Electron, Ltd. (Japan)	300	129,835
		496,066
Software (5.6%)
Activision Blizzard, Inc.	2,905	277,253
Adobe, Inc. †	2,486	1,455,901
Autodesk, Inc. †	2,448	714,571
Cadence Design Systems, Inc. †	3,245	443,981
Intuit, Inc.	2,875	1,409,239
Manhattan Associates, Inc. †	783	113,410
Microsoft Corp.	9,323	2,525,601
Sage Group PLC (The) (United Kingdom)	7,170	67,861
Veeva Systems, Inc. Class A †	1,124	349,508
Workday, Inc. †	163	38,915
		7,396,240
Technology services (7.2%)
Accenture PLC Class A	4,029	1,187,709
Alphabet, Inc. Class A †	1,566	3,823,843
Capgemini SE (France)	638	122,554
Cognizant Technology Solutions Corp. Class A	3,978	275,516
DocuSign, Inc. †	936	261,678
Facebook, Inc. Class A †	1,181	410,646
Fidelity National Information Services, Inc.	3,386	479,695
FUJIFILM Holdings Corp. (Japan)	200	14,832
GoDaddy, Inc. Class A †	3,600	313,056
IBM Corp.	503	73,735
Leidos Holdings, Inc.	2,007	202,908
Nomura Research Institute, Ltd. (Japan)	3,300	109,163
Palo Alto Networks, Inc. †	188	69,757
Pinterest, Inc. Class A †	16,523	1,304,491
Roku, Inc. †	1,825	838,131
SCSK Corp. (Japan)	600	35,753
		9,523,467
Transportation (1.6%)
A. P. Moeller-Maersck A/S Class B (Denmark)	20	57,485
CSX Corp.	19,203	616,032
Deutsche Post AG (Germany)	2,947	200,439
FedEx Corp.	113	33,711
Nippon Express Co., Ltd. (Japan)	1,100	83,766
Nippon Yusen KK (Japan)	2,000	101,355
Norfolk Southern Corp.	264	70,068
Old Dominion Freight Line, Inc.	1,767	448,465
Ryder System, Inc.	1,071	79,607
Union Pacific Corp.	1,169	257,098
United Parcel Service, Inc. Class B	731	152,026
Yamato Holdings Co., Ltd. (Japan)	1,700	48,355
		2,148,407

6	Putnam VT Global Asset Allocation Fund

COMMON STOCKS (67.3%)* cont.	Shares	Value

Utilities and power (2.1%)
AES Corp. (The)	1,553	$40,487
AGL Energy, Ltd. (Australia)	5,940	36,529
American Electric Power Co., Inc.	3,922	331,762
CLP Holdings, Ltd. (Hong Kong)	12,000	118,697
E.ON SE (Germany)	2,660	30,765
Edison International	3,536	204,452
Electricite De France SA (France)	5,730	78,271
Entergy Corp.	1,443	143,867
Exelon Corp.	8,541	378,452
Fortum OYJ (Finland)	4,272	117,824
Kinder Morgan, Inc.	12,783	233,034
NRG Energy, Inc.	5,821	234,586
Public Service Enterprise Group, Inc.	3,484	208,134
Southern Co. (The)	8,441	510,765
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	1,923	2,212
Tokyo Gas Co., Ltd. (Japan)	2,100	39,639
		2,709,476

Total common stocks (cost $59,485,698)		$88,434,838

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (14.9%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$156,265	$185,084
3.00%, TBA, 7/1/51	1,000,000	1,043,224
3.00%, with due dates from 7/20/50 to 10/20/50	1,606,705	1,674,657
		2,902,965
U.S. Government Agency Mortgage Obligations (12.7%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3.00%, 1/1/48	995,506	1,043,761
Federal National Mortgage Association
Pass-Through Certificates
4.00%, 1/1/57	52,285	58,049
4.00%, 1/1/49	198,022	210,521
3.00%, with due dates from 4/1/46 to 11/1/48	686,901	721,252
2.50%, 5/1/51 ##	1,000,000	1,039,668
2.50%, 7/1/51	1,000,000	1,040,202
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/51	1,000,000	1,122,637
4.50%, TBA, 7/1/51	1,000,000	1,075,858
3.50%, TBA, 7/1/51	2,000,000	2,104,999
3.00%, TBA, 7/1/51	1,000,000	1,042,500
2.50%, TBA, 7/1/51	4,000,000	4,137,187
2.50%, TBA, 7/1/36	2,000,000	2,085,626
2.00%, TBA, 7/1/51	1,000,000	1,010,405
		16,692,665
Total U.S. government and agency mortgage
obligations (cost $19,486,822)		$19,595,630

CORPORATE BONDS AND NOTES (14.4%)*	Principal amount	Value

Basic materials (0.7%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	$10,000	$10,950
ArcelorMittal SA sr. unsec. unsub. notes 7.25%,
10/15/39 (France)	15,000	21,169
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	5,000	5,247

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Basic materials cont.
Beacon Roofing Supply, Inc. 144A sr. unsec.
unsub. notes 4.125%, 5/15/29	$5,000	$4,987
Big River Steel, LLC/BRS Finance Corp. 144A
sr. notes 6.625%, 1/31/29	10,000	11,013
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 4.875%, 7/1/30	10,000	10,626
Builders FirstSource, Inc. 144A sr. notes
6.75%, 6/1/27	8,000	8,570
BWAY Holding Co. 144A sr. unsec. notes
7.25%, 4/15/25	10,000	9,800
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	11,000	11,753
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	15,000	17,681
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	78,000	89,530
Coeur Mining, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 2/15/29	10,000	9,900
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	15,000	16,125
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	30,000	31,050
CP Atlas Buyer, Inc. 144A sr. unsec. notes
7.00%, 12/1/28	5,000	5,181
FMG Resources August 2006 Pty, Ltd. 144A company
guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)	10,000	10,698
Freeport-McMoRan, Inc. company
guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	5,000	5,475
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	10,563
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	25,000	25,714
Glencore Funding, LLC 144A company
guaranty sr. unsec. notes 2.50%, 9/1/30	54,000	53,868
Graphic Packaging International, LLC 144A company
guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,954
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	5,000	5,000
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	5,000	5,325
Huntsman International, LLC sr. unsec.
bonds 2.95%, 6/15/31	15,000	15,214
Huntsman International, LLC sr. unsec.
notes 4.50%, 5/1/29	40,000	45,478
Ingevity Corp. 144A company guaranty sr. unsec.
notes 3.875%, 11/1/28	10,000	9,950
Intelligent Packaging Holdco Issuer LP 144A
sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡	5,000	5,094
Intelligent Packaging, Ltd., Finco, Inc./Intelligent
Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%,
9/15/28 (Canada)	5,000	5,200
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	23,000	26,594
International Flavors & Fragrances, Inc. 144A
company guaranty sr. unsec. bonds 3.468%, 12/1/50	7,000	7,276
International Flavors & Fragrances, Inc. 144A
sr. unsec. notes 2.30%, 11/1/30	19,000	18,893
Kraton Polymers, LLC 144A company
guaranty sr. unsec. notes 4.25%, 12/15/25	10,000	10,200
Louisiana-Pacific Corp. 144A sr. unsec.
notes 3.625%, 3/15/29	10,000	10,063

Putnam VT Global Asset Allocation Fund	7

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Basic materials cont.
Mauser Packaging Solutions Holding Co. 144A
sr. notes 8.50%, 4/15/24	$5,000	$5,175
Mauser Packaging Solutions Holding Co. 144A
sr. notes 5.50%, 4/15/24	10,000	10,100
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	10,000	10,275
Mercer International, Inc. 144A sr. unsec.
notes 5.125%, 2/1/29 (Canada)	5,000	5,145
NOVA Chemicals Corp. 144A sr. unsec.
sub. notes 4.25%, 5/15/29 (Canada)	5,000	5,050
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	25,000	26,006
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	25,000	26,250
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	20,000	26,637
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35
(Canada)	25,000	28,544
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	24,000	27,603
Packaging Corp. of America sr. unsec.
unsub. notes 4.50%, 11/1/23	45,000	48,625
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	5,000	4,999
SCIH Salt Holdings, Inc. 144A sr. unsec.
notes 6.625%, 5/1/29	10,000	10,025
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	35,000	38,602
Taseko Mines, Ltd. 144A company
guaranty sr. notes 7.00%, 2/15/26 (Canada)	10,000	10,425
TMS International Holding Corp. 144A sr. unsec.
notes 6.25%, 4/15/29	15,000	15,750
Trinseo Materials Operating SCA/Trinseo Materials
Finance, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/29 (Luxembourg)	10,000	10,225
Tronox, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 3/15/29	10,000	10,100
United States Steel Corp. sr. unsec.
notes 6.875%, 3/1/29	10,000	10,700
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	10,000	10,513
Victors Merger Corp. 144A sr. unsec.
notes 6.375%, 5/15/29	5,000	5,038
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	11,054
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/27	10,000	10,603
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	30,000	42,442
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	10,000	14,268
Weyerhaeuser Co. sr. unsec. unsub. notes
7.375%, 3/15/32 R	39,000	56,278
		1,019,573
Capital goods (0.8%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. bonds 3.75%, 1/30/31	5,000	4,914
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	20,775
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,538

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Capital goods cont.
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30	$5,000	$5,125
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	3,000	3,003
Berry Global, Inc. 144A company
guaranty sr. notes 1.65%, 1/15/27	25,000	24,784
Berry Global, Inc. 144A company
guaranty sr. unsub. notes 1.57%, 1/15/26	46,000	46,014
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	40,000	55,235
Bombardier, Inc. 144A sr. unsec. notes 7.875%,
4/15/27 (Canada)	10,000	10,375
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
3/15/25 (Canada)	10,000	10,284
Bombardier, Inc. 144A sr. unsec. notes 7.125%,
6/15/26 (Canada)	5,000	5,235
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25	9,000	9,585
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	12,250
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	30,635
GFL Environmental, Inc. 144A company
guaranty sr. notes 3.50%, 9/1/28 (Canada)	5,000	4,963
GFL Environmental, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	5,000	5,163
GFL Environmental, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,939
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	10,000	10,579
Granite US Holdings Corp. 144A company
guaranty sr. unsec. notes 11.00%, 10/1/27	10,000	11,150
Great Lakes Dredge & Dock Corp. 144A company
guaranty sr. unsec. notes 5.25%, 6/1/29	10,000	10,301
Honeywell International, Inc. sr. unsec.
bonds 3.812%, 11/21/47	55,000	65,768
Husky III Holding, Ltd. 144A sr. unsec.
notes 13.00%, 2/15/25 (Canada) ‡‡	15,000	16,275
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	87,861
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	6,000	7,528
L3Harris Technologies, Inc. sr. unsec.
bonds 1.80%, 1/15/31	5,000	4,848
L3Harris Technologies, Inc. sr. unsec.
notes 3.85%, 12/15/26	24,000	26,918
L3Harris Technologies, Inc. sr. unsec.
sub. notes 4.40%, 6/15/28	25,000	29,021
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	5,000	5,050
Madison IAQ, LLC 144A sr. unsec. notes
5.875%, 6/30/29	10,000	10,175
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	60,000	65,535
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	10,343
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	2,000	2,121
Otis Worldwide Corp. sr. unsec. notes
2.565%, 2/15/30	15,000	15,535
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	4,000	4,261

8	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Capital goods cont.
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	$10,000	$10,902
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	15,000	15,267
Raytheon Technologies Corp. sr. unsec.
bonds 4.875%, 10/15/40 (acquired 6/8/20,
cost $24,882) ∆∆	20,000	25,298
Raytheon Technologies Corp. sr. unsec.
notes 2.50%, 12/15/22	50,000	51,274
Raytheon Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	5,000	5,753
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	15,000	15,300
Sensata Technologies BV 144A company
guaranty sr. unsec. notes 4.00%, 4/15/29	10,000	10,150
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	25,893
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	21,450
Terex Corp. 144A company guaranty sr. unsec.
notes 5.00%, 5/15/29	5,000	5,213
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	10,000	10,360
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	15,000	15,638
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	50,000	52,750
TransDigm, Inc. 144A company guaranty sr. unsec.
sub. notes 4.875%, 5/1/29	10,000	10,095
TransDigm, Inc. 144A company guaranty sr. unsec.
sub. notes 4.625%, 1/15/29	10,000	10,004
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	30,000	33,021
Waste Pro USA, Inc. 144A sr. unsec. notes
5.50%, 2/15/26	20,000	20,645
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	10,000	11,139
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	5,000	5,404
		1,002,642
Communication services (1.9%)
American Tower Corp. sr. unsec. bonds
2.70%, 4/15/31 R	74,000	76,317
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	100,000	105,789
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	7,000	8,105
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	33,000	32,388
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	93,518
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	61,000	61,204
AT&T, Inc. 144A sr. unsec. unsub. bonds
2.55%, 12/1/33	187,000	185,250
CCO Holdings, LLC/CCO Holdings Capital Corp.
sr. unsec. bonds 4.50%, 5/1/32	10,000	10,363
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,509
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 5.375%, 6/1/29	30,000	32,793
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 4.75%, 3/1/30	10,000	10,575
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 4.50%, 8/15/30	5,000	5,206

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Communication services cont.
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	$2,000	$2,067
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. notes 3.75%, 2/15/28	2,000	2,206
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	3,000	4,132
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	11,485
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp.
sr. bonds 3.70%, 4/1/51	110,000	108,797
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	44,000	53,918
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	7,000	8,243
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.969%, 11/1/47	92,000	107,303
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	17,000	24,726
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	19,000	20,503
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	3,064
Cox Communications, Inc. 144A company
guaranty sr. unsec. bonds 2.95%, 10/1/50	32,000	30,313
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	25,000	27,444
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	25,000	27,777
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	34,000	37,488
Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	38,473
CSC Holdings, LLC sr. unsec. unsub. bonds
5.25%, 6/1/24	63,000	68,273
CSC Holdings, LLC sr. unsec. unsub. notes
6.75%, 11/15/21	33,000	33,660
Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30
(Netherlands)	73,000	109,386
DISH DBS Corp. company guaranty sr. unsec.
notes 7.75%, 7/1/26	15,000	16,988
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	10,000	10,738
DISH DBS Corp. 144A company guaranty sr. unsec.
notes 5.125%, 6/1/29	10,000	9,874
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	25,000	26,815
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	80,000	85,575
Frontier Communications Corp. 144A company
guaranty sr. notes 5.875%, 10/15/27	5,000	5,356
Frontier Communications Corp. 144A notes
6.75%, 5/1/29	15,000	15,949
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Luxembourg) (In default) †	25,000	14,500
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 9/15/27	30,000	31,137
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 7/1/28	10,000	10,148

Putnam VT Global Asset Allocation Fund	9

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Communication services cont.
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	$5,000	$4,825
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,195
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	85,000	97,843
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	45,000	57,713
Sprint Corp. company guaranty sr. unsec.
notes 7.625%, 3/1/26	10,000	12,200
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	38,000	43,171
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	17,000	17,251
T-Mobile USA, Inc. company
guaranty sr. bonds 2.25%, 11/15/31	60,000	59,188
T-Mobile USA, Inc. company
guaranty sr. notes 3.875%, 4/15/30	7,000	7,825
T-Mobile USA, Inc. company
guaranty sr. notes 3.75%, 4/15/27	73,000	80,665
T-Mobile USA, Inc. company
guaranty sr. notes 2.55%, 2/15/31	16,000	16,179
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 2.875%, 2/15/31	10,000	9,925
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	10,000	10,647
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22	5,000	5,089
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 2.625%, 2/15/29	5,000	4,938
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	25,000	26,781
TCI Communications, Inc. sr. unsec.
unsub. notes 7.125%, 2/15/28	65,000	86,952
Verizon Communications, Inc. sr. unsec.
bonds 3.70%, 3/22/61	70,000	74,974
Verizon Communications, Inc. sr. unsec.
notes 2.55%, 3/21/31	35,000	35,775
Verizon Communications, Inc. sr. unsec.
unsub. bonds 5.25%, 3/16/37	30,000	39,353
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	65,000	77,182
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	90,000	104,719
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,800
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	21,000	21,945
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 3.625%, 6/15/29 (Canada)	5,000	5,099
		2,507,589
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 3.33%), 3.449%, perpetual maturity	15,000	14,700
		14,700
Consumer cyclicals (1.8%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	27,438
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	14,000	14,526
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	99,440

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Amazon.com, Inc. sr. unsec. unsub. notes
3.30%, 12/5/21	$75,000	$75,595
AMC Entertainment Holdings, Inc. 144A company
guaranty sr. notes 10.50%, 4/15/25	5,000	5,425
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28	5,000	5,124
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 3.875%, 11/15/29	5,000	4,950
BCPE Ulysses Intermediate, Inc. 144A sr. unsec.
notes 7.75%, 4/1/27 ‡‡	20,000	20,500
Beasley Mezzanine Holdings LLC 144A company
guaranty sr. notes 8.625%, 2/1/26	15,000	15,136
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	39,989
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,036
Boyd Gaming Corp. company guaranty sr. unsec.
notes 4.75%, 12/1/27	5,000	5,175
Boyd Gaming Corp. 144A sr. unsec. bonds
4.75%, 6/15/31	15,000	15,563
Boyd Gaming Corp. 144A sr. unsec. notes
8.625%, 6/1/25	5,000	5,512
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)	10,000	10,563
Brookfield Residential Properties, Inc./Brookfield
Residential US Corp. 144A sr. unsec. notes 5.00%,
6/15/29 (Canada)	10,000	10,075
Carriage Services, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 5/15/29	5,000	4,992
Cengage Learning, Inc. 144A sr. unsec.
unsub. notes 9.50%, 6/15/24	10,000	10,238
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 7/15/28	10,000	10,250
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. notes 5.125%, 8/15/27	10,000	10,252
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 7.75%, 4/15/28	10,000	10,475
Clear Channel Outdoor Holdings, Inc. 144A
sr. unsec. notes 7.50%, 6/1/29	10,000	10,353
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25	15,000	14,762
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%, 10/15/25	20,000	20,200
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26	15,000	9,713
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	10,000	4,911
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	10,000	10,910
Dollar General Corp. sr. unsec. sub. notes
3.25%, 4/15/23	65,000	67,829
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	77,544
Entercom Media Corp. 144A company
guaranty notes 6.75%, 3/31/29	10,000	10,376
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	10,000	10,400
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	5,000	6,164
Full House Resorts, Inc. 144A company
guaranty sr. notes 8.25%, 2/15/28	10,000	10,900

10	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Garda World Security Corp. 144A sr. unsec.
notes 6.00%, 6/1/29 (Canada)	$10,000	$9,925
Gartner, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 10/1/30	10,000	10,200
Gartner, Inc. 144A company guaranty sr. unsec.
notes 3.625%, 6/15/29	5,000	5,075
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	4,000	5,446
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	87,217
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	24,313
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,894
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	21,000	21,879
Global Payments, Inc. sr. unsec.
unsub. notes 4.00%, 6/1/23	55,000	58,415
GW B-CR Security Corp. 144A sr. unsec.
notes 9.50%, 11/1/27 (Canada)	13,000	14,398
Hanesbrands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/15/25	5,000	5,294
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,600
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	10,000	10,425
Hyatt Hotels Corp. sr. unsec. unsub. notes
4.85%, 3/15/26	47,000	52,490
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26	41,208	43,836
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	18,414
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	5,000	5,894
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	70,000	78,313
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	5,000	5,556
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	86,000	101,008
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	5,000	5,233
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	20,000	20,675
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	10,000	10,392
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	5,000	5,325
L Brands, Inc. company guaranty sr. unsec.
bonds 6.75%, perpetual maturity	5,000	6,263
L Brands, Inc. company guaranty sr. unsec.
notes 7.50%, perpetual maturity	15,000	17,663
L Brands, Inc. 144A company guaranty sr. unsec.
unsub. bonds 6.625%, 10/1/30	5,000	5,788
LBM Acquisition, LLC 144A company
guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	10,077
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/29/27	38,000	43,923
Levi Strauss & Co. 144A sr. unsec.
sub. bonds 3.50%, 3/1/31	10,000	9,942
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.50%, 4/15/29	15,000	15,769

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	$5,000	$5,080
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	10,414
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27	5,000	5,549
MajorDrive Holdings IV, LLC 144A sr. unsec.
notes 6.375%, 6/1/29	30,000	29,925
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,298
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)	15,000	15,675
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)	10,000	10,215
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.75%, 4/1/29	10,000	10,400
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26	20,000	20,800
Meredith Corp. 144A company guaranty sr. unsec.
notes 6.50%, 7/1/25	5,000	5,394
Moody’s Corp. sr. unsec. bonds 2.55%, 8/18/60	20,000	17,723
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	20,000	20,663
NESCO Holdings II, Inc. 144A company
guaranty notes 5.50%, 4/15/29	15,000	15,656
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	10,100
Nexstar Broadcasting, Inc. 144A sr. unsec.
notes 4.75%, 11/1/28	5,000	5,138
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27	5,000	5,300
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	10,000	10,288
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 5.625%, 10/1/28	10,000	10,561
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 4.50%, 7/15/29	5,000	5,014
Nielsen Finance, LLC/Nielsen Finance Co. 144A
sr. unsec. bonds 4.75%, 7/15/31	5,000	5,013
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	65,000	71,822
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	10,000	10,388
PM General Purchaser, LLC 144A sr. notes
9.50%, 10/1/28	15,000	15,801
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A company
guaranty sr. notes 3.375%, 8/31/27	5,000	4,850
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28	10,000	10,638
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	15,000	21,600
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	23,000	26,853
Raptor Acquisition Corp./Raptor Co-Issuer, LLC
144A sr. notes 4.875%, 11/1/26	5,000	5,070
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A
company guaranty sr. unsec. notes 5.75%, 1/15/29	10,000	10,454
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	30,000	31,442
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	9,000	8,519

Putnam VT Global Asset Allocation Fund	11

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	$15,000	$17,832
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	16,920
Scientific Games International, Inc. 144A
sr. unsec. notes 7.00%, 5/15/28	5,000	5,461
Scotts Miracle-Gro, Co. (The) company
guaranty sr. unsec. notes 4.50%, 10/15/29	15,000	15,566
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	5,000	4,960
Scripps Escrow II, Inc. 144A sr. unsec.
bonds 5.375%, 1/15/31	5,000	4,984
Shift4 Payments, LLC/Shift4 Payments Finance
Sub, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 11/1/26	10,000	10,438
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	10,000	10,196
Sinclair Television Group, Inc. 144A
sr. bonds 4.125%, 12/1/30	5,000	4,913
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 7/15/28	20,000	20,600
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.50%, 7/1/29	5,000	5,449
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	10,000	10,350
Six Flags Theme Parks, Inc. 144A company
guaranty sr. notes 7.00%, 7/1/25	10,000	10,777
Spanish Broadcasting System, Inc. 144A
sr. notes 9.75%, 3/1/26	10,000	10,100
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	5,000	5,300
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 3.875%, 3/15/31	10,000	9,826
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	35,000	35,307
Standard Industries, Inc. 144A sr. unsec.
bonds 3.375%, 1/15/31	5,000	4,786
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	10,000	10,356
Station Casinos, LLC 144A sr. unsec. notes
4.50%, 2/15/28	10,000	10,170
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,875
Taylor Morrison Communities, Inc. 144A sr. unsec.
notes 5.75%, 1/15/28	5,000	5,645
Terrier Media Buyer, Inc. 144A company
guaranty sr. unsec. notes 8.875%, 12/15/27	20,000	21,625
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	15,000	16,050
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes
5.875%, 6/15/24	5,000	5,563
TWDC Enterprises 18 Corp. sr. unsec. notes
2.75%, 8/16/21	30,000	30,089
Univision Communications, Inc. 144A company
guaranty sr. notes 9.50%, 5/1/25	5,000	5,513
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	10,000	10,836
Univision Communications, Inc. 144A company
guaranty sr. notes 4.50%, 5/1/29	5,000	5,038
Urban One, Inc. 144A company
guaranty sr. notes 7.375%, 2/1/28	10,000	10,800

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.25%, 2/15/30	$5,000	$5,162
ViacomCBS, Inc. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	38,000	43,833
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	22,000	23,358
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	12,000	13,344
Victoria’s Secret & Co. 144A sr. unsec.
notes 4.625%, 7/15/29	5,000	5,000
Walt Disney Co. (The) company guaranty sr. unsec.
bonds 7.75%, 12/1/45	40,000	70,416
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	20,850
White Cap Buyer, LLC 144A sr. unsec.
notes 6.875%, 10/15/28	10,000	10,703
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	10,250
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 5/15/25	5,000	5,319
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	15,000	16,112
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	15,000	15,844
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	5,000	5,388
		2,428,505
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A
bonds 4.00%, 10/15/30 (Canada)	5,000	4,838
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 4.375%, 1/15/28 (Canada)	5,000	5,069
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 3.875%, 1/15/28 (Canada)	10,000	10,113
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	5,333
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27	35,000	36,608
Albertsons Cos., LLC/Safeway, Inc./New Albertsons
LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,975
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	17,873
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	48,000	58,600
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	17,869
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	15,000	15,209
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	5,000	5,094
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	5,000	5,084
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,451	2,830
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	74,593
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	81,798

12	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Consumer staples cont.
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	$20,000	$20,507
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	10,000	10,551
Golden Nugget, Inc. 144A sr. unsec. notes
6.75%, 10/15/24	20,000	20,204
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25	5,000	5,400
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. notes 2.25%, 3/15/31	60,000	60,487
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	31,000	36,397
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	10,000	10,463
Kraft Heinz Foods Co. company guaranty sr. unsec.
bonds 4.375%, 6/1/46	5,000	5,666
Kraft Heinz Foods Co. company guaranty sr. unsec.
notes 5.00%, 7/15/35	15,000	18,399
Kraft Heinz Foods Co. company guaranty sr. unsec.
notes 3.00%, 6/1/26	28,000	29,818
Kraft Heinz Foods Co. company guaranty sr. unsec.
sub. notes 3.875%, 5/15/27	3,000	3,296
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	11,063
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	31,000	32,046
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,174
Match Group Holdings II, LLC 144A sr. unsec. bonds
5.00%, 12/15/27	13,000	13,666
Match Group Holdings II, LLC 144A sr. unsec.
unsub. notes 4.625%, 6/1/28	25,000	25,996
Nestle Holdings, Inc. 144A company
guaranty sr. unsec. notes 0.375%, 1/15/24	150,000	149,271
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	5,000	6,386
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	11,625
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	20,000	24,549
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	17,058
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	25,000	30,365
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	5,000	5,947
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	5,000	5,531
Newell Brands, Inc. sr. unsec.
unsub. notes 4.70%, 4/1/26	10,000	11,151
Rite Aid Corp. 144A company
guaranty sr. notes 8.00%, 11/15/26	8,000	8,120
Rite Aid Corp. 144A company guaranty sr. unsec.
sub. notes 7.50%, 7/1/25	5,000	5,063
TripAdvisor, Inc. 144A company
guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	10,760
VM Consolidated, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/29	10,000	10,175
Yum! Brands, Inc. sr. unsec. sub. bonds
3.625%, 3/15/31	5,000	4,975
Yum! Brands, Inc. 144A sr. unsec. bonds
4.75%, 1/15/30	5,000	5,413
		967,408

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Energy (1.1%)
Antero Midstream Partners LP/Antero Midstream
Finance Corp. 144A company guaranty sr. unsec.
notes 7.875%, 5/15/26	$5,000	$5,588
Antero Resources Corp. 144A company
guaranty sr. unsec. notes 8.375%, 7/15/26	5,000	5,688
Antero Resources Corp. 144A company
guaranty sr. unsec. notes 7.625%, 2/1/29	5,000	5,550
Antero Resources Corp. 144A sr. unsec.
notes 5.375%, 3/1/30	5,000	5,103
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	10,475
Apache Corp. sr. unsec. unsub. notes
4.875%, 11/15/27	5,000	5,415
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	10,000	10,645
Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	5,000	5,038
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	75,913
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.279%, 9/19/27
(United Kingdom)	35,000	38,330
Callon Petroleum Co. company guaranty sr. unsec.
notes 6.125%, 10/1/24	15,000	14,787
Callon Petroleum Co. 144A company
guaranty notes 9.00%, 4/1/25	5,000	5,450
Callon Petroleum Co. 144A company
guaranty sr. unsec. notes 8.00%, 8/1/28	5,000	5,056
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	10,000	13,550
Centennial Resource Production, LLC 144A company
guaranty sr. unsec. notes 6.875%, 4/1/27	15,000	15,339
Centennial Resource Production, LLC 144A company
guaranty sr. unsec. notes 5.375%, 1/15/26	10,000	9,800
ChampionX corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	12,000	12,569
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	25,000	29,070
Cheniere Energy Partners LP 144A company
guaranty sr. unsec. bonds 4.00%, 3/1/31	10,000	10,450
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	4,000	4,150
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	10,200
Comstock Resources, Inc. 144A sr. unsec.
notes 6.75%, 3/1/29	10,000	10,652
ConocoPhillips 144A company guaranty sr. unsec.
notes 3.75%, 10/1/27	10,000	11,237
Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	5,000	5,650
Continental Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/28	15,000	16,594
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	10,406
Continental Resources, Inc. 144A company
guaranty sr. unsec. bonds 5.75%, 1/15/31	15,000	17,963
CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 5.00%, 5/1/29	5,000	5,251
DCP Midstream Operating LP company
guaranty sr. unsec. notes 5.625%, 7/15/27	5,000	5,675
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	18,038

Putnam VT Global Asset Allocation Fund	13

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Energy cont.
Devon Energy Corp. sr. unsec. unsub. bonds
7.95%, 4/15/32	$5,000	$7,103
Devon Energy Corp. sr. unsec.
unsub. bonds 7.875%, 9/30/31	5,000	6,988
Devon Energy Corp. sr. unsec. unsub. bonds
5.60%, 7/15/41	5,000	6,182
Devon Energy Corp. 144A sr. unsec. notes
5.25%, 10/15/27	26,000	28,025
Diamondback Energy, Inc. company
guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	16,079
DT Midstream, Inc. 144A sr. unsec. bonds
4.375%, 6/15/31	5,000	5,109
DT Midstream, Inc. 144A sr. unsec. notes
4.125%, 6/15/29	5,000	5,077
Encino Acquisition Partners Holdings, LLC 144A
company guaranty sr. unsec. notes 8.50%, 5/1/28	10,000	10,200
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	45,000	47,982
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 6.625%, 7/15/25	10,000	10,700
EnLink Midstream, LLC 144A company
guaranty sr. unsec. notes 5.625%, 1/15/28	15,000	15,846
EOG Resources, Inc. sr. unsec.
unsub. notes 2.625%, 3/15/23	50,000	51,611
EQT Corp. sr. unsec. notes 8.50%, 2/1/30	5,000	6,515
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	40,000	53,225
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	10,488
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	50,000	52,150
Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. bonds 6.00%, 2/1/31	5,000	5,300
Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5.75%, 2/1/29	5,000	5,213
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.00%, 2/1/28	15,000	15,338
Indigo Natural Resources, LLC 144A sr. unsec.
notes 5.375%, 2/1/29	20,000	20,900
ITT Holdings, LLC 144A sr. unsec. notes
6.50%, 8/1/29	15,000	15,281
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	17,000	17,574
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	10,000	9,200
Nabors Industries, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 2/1/25	4,000	4,200
Nabors Industries, Ltd. 144A company
guaranty sr. unsec. notes 7.25%, 1/15/26	5,000	4,900
Northriver Midstream Finance LP 144A
sr. notes 5.625%, 2/15/26 (Canada)	10,000	10,350
Oasis Petroleum, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 6/1/26	5,000	5,214
Occidental Petroleum Corp. sr. unsec.
bonds 6.625%, 9/1/30	5,000	6,000
Occidental Petroleum Corp. sr. unsec.
bonds 6.125%, 1/1/31	5,000	5,883
Occidental Petroleum Corp. sr. unsec.
sub. bonds 6.20%, 3/15/40	10,000	11,307

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Energy cont.
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	$15,000	$17,934
Ovintiv, Inc. company guaranty sr. unsec.
bonds 6.50%, 8/15/34	5,000	6,601
Ovintiv, Inc. company guaranty sr. unsec.
unsub. bonds 7.375%, 11/1/31	10,000	13,277
Ovintiv, Inc. company guaranty sr. unsec.
unsub. bonds 6.625%, 8/15/37	5,000	6,671
PBF Holding Co., LLC/PBF Finance Corp. 144A
company guaranty sr. notes 9.25%, 5/15/25	15,000	15,111
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	40,000	45,150
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	8,000	9,190
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.60%, 1/3/31
(Brazil)	39,000	43,680
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	2,000	2,253
Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS, 6.00%,
11/15/26 (Venezuela) (In default) †	40,000	1,650
Petroleos Mexicanos company guaranty sr. unsec.
unsub. FRB 7.69%, 1/23/50 (Mexico)	37,000	35,613
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.84%, 1/23/30 (Mexico)	54,000	55,647
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%, 1/15/26
(Canada)	15,000	15,488
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 6.875%, 1/15/29
(Canada)	5,000	5,150
Rattler Midstream LP 144A company
guaranty sr. unsec. notes 5.625%, 7/15/25	10,000	10,513
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	9,000	9,641
Renewable Energy Group, Inc. 144A company
guaranty sr. notes 5.875%, 6/1/28	5,000	5,244
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	14,000	16,166
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	70,000	75,600
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	10,175
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	10,000	10,275
SM Energy Co. 144A company guaranty notes
10.00%, 1/15/25	5,000	5,642
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	40,000	43,480
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 7.50%, 10/1/25	5,000	5,475
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 12/31/30	10,000	10,396
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	15,000	15,263

14	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Energy cont.
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	$5,000	$5,633
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,419
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.50%, 3/1/30	5,000	5,498
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	10,000	10,550
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	10,000	10,616
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	3,625	3,652
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	10,000	10,050
Transocean, Inc. 144A company guaranty sr. unsec.
notes 11.50%, 1/30/27	5,000	5,343
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
notes 6.875%, 4/1/26	10,000	10,475
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 9/1/27	5,000	5,341
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	5,209
		1,438,643
Financials (3.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	10,537
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	25,912
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	35,000	36,477
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes
6.75%, 10/15/27	10,000	10,510
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	29,000	41,674
American Express Co. sr. unsec. notes 2.65%, 12/2/22	96,000	99,158
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	3,000	4,338
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	25,000	26,781
Aretec Escrow Issuer, Inc. 144A sr. unsec.
notes 7.50%, 4/1/29	15,000	15,417
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	74,000	82,880
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	5,000	5,105
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	195,000	267,364
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	1,000	1,102
Bank of Nova Scotia (The) sr. unsec. notes 2.00%,
11/15/22 (Canada)	78,000	79,763
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	9,982
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	36,138
Blackstone Holdings Finance Co., LLC 144A company
guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	9,497

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Financials cont.
Camden Property Trust sr. unsec.
unsub. notes 4.875%, 6/15/23 R	$65,000	$69,538
Cantor Fitzgerald LP 144A unsec. notes
6.50%, 6/17/22	14,000	14,765
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	5,000	5,406
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	28,000	31,500
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	2,000	2,090
Citigroup, Inc. jr. unsec. sub. FRN 3.875%,
perpetual maturity	35,000	35,963
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	224,728
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	55,647
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	12,727
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	57,124
CNO Financial Group, Inc. sr. unsec. notes
5.25%, 5/30/29	10,000	11,885
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	10,000	11,340
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	81,905
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	25,000	28,949
Digital Realty Trust LP company
guaranty sr. unsec. notes 4.75%, 10/1/25 R	60,000	68,204
Diversified Healthcare Trust company
guaranty sr. unsec. notes 9.75%, 6/15/25 R	20,000	22,148
Empire Communities Corp. 144A sr. unsec.
notes 7.00%, 12/15/25 (Canada)	5,000	5,263
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	10,000	10,188
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	27,000	31,059
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	30,000	32,905
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	11,000	11,413
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	135,000	147,032
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	15,000	15,656
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	5,000	5,169
Freedom Mortgage Corp. 144A sr. unsec.
notes 6.625%, 1/15/27	5,000	5,031
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	11,257
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)	5,000	5,157
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 4.375%, 5/1/26 (Canada)	5,000	5,100
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	87,000	99,223
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	20,000	20,692
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	24,000	34,945
Home Point Capital, Inc. 144A company
guaranty sr. unsec. notes 5.00%, 2/1/26	5,000	4,663
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	20,000	20,742

Putnam VT Global Asset Allocation Fund	15

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Financials cont.
Huntington Bancshares, Inc. unsec. notes
4.35%, 2/4/23	$40,000	$42,301
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	10,000	10,214
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26	10,000	10,610
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.25%, 5/15/27	5,000	5,162
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 4.375%, 2/1/29	5,000	4,975
Intercontinental Exchange, Inc. sr. unsec.
bonds 2.65%, 9/15/40	48,000	46,002
Intercontinental Exchange, Inc. sr. unsec.
bonds 1.85%, 9/15/32	18,000	17,035
International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	14,805
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26 R	10,000	10,475
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R	15,000	15,788
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R	15,000	15,431
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	17,000	18,594
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH,
4.60%, perpetual maturity	157,000	162,700
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W,
(BBA LIBOR USD 3 Month + 1.00%), 1.156%, 5/15/47	13,000	11,167
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%,
perpetual maturity	17,000	17,024
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	300,000	352,045
JPMorgan Chase & Co. unsec. sub. FRB
2.956%, 5/13/31	6,000	6,303
JPMorgan Chase & Co. unsec. sub. notes
3.375%, 5/1/23	165,000	173,688
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	39,050
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company
guaranty sr. unsec. notes 4.75%, 6/15/29 R	5,000	5,000
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company
guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	25,000	25,438
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec.
notes 4.25%, 2/1/27 R	10,000	9,988
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	22,000	25,787
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN,
3.772%, 1/24/29	185,000	207,631
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	40,000	50,108
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN,
3.125%, 1/23/23	183,000	190,798
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 1/15/27	10,000	10,363
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 8/15/28	10,000	10,081

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Financials cont.
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/15/30	$5,000	$4,975
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	34,790
OneMain Finance Corp. company
guaranty sr. unsec. notes 8.875%, 6/1/25	5,000	5,543
OneMain Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26	35,000	40,765
OneMain Finance Corp. company
guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,732
OneMain Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	11,286
OneMain Finance Corp. company
guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	16,316
OneMain Finance Corp. company guaranty sr. unsec.
notes 4.00%, 9/15/30	5,000	4,956
PennyMac Financial Services, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 10/15/25	10,000	10,525
PennyMac Financial Services, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 2/15/29	5,000	4,817
PHH Mortgage Corp. 144A company
guaranty sr. notes 7.875%, 3/15/26	15,000	15,504
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	10,000	10,214
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	4,000	4,169
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	15,000	15,188
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	11,000	11,880
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	26,000	27,983
Royal Bank of Canada sr. unsec.
unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	78,000	79,660
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	45,000	51,556
Service Properties Trust company
guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R	5,000	5,661
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R	15,000	15,600
Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	110,245
Toronto-Dominion Bank (The) sr. unsec.
unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	78,000	79,747
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	62,000	68,698
Truist Financial Corp. jr. unsec. sub. FRB
Ser. N, 4.80%, 9/1/24	16,000	16,800
UBS Group AG 144A sr. unsec. notes 3.491%,
5/23/23 (Switzerland)	400,000	410,798
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	20,000	20,251
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	9,000	10,091
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%,
perpetual maturity	15,000	15,530
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	3,000	3,549
Westpac Banking Corp. unsec. sub. bonds 2.963%,
11/16/40 (Australia)	41,000	40,283
		4,623,724

16	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Health care (1.2%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	$167,000	$181,369
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25
(acquired 5/12/20, cost $16,104) ∆∆	15,000	16,408
Air Methods Corp. 144A sr. unsec. notes
8.00%, 5/15/25	15,000	14,175
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27	15,000	16,313
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	10,219
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,150
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/15/29	10,000	9,891
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	39,000	39,975
Bausch Health Cos., Inc. 144A sr. notes
4.875%, 6/1/28	10,000	10,235
Becton Dickinson and Co. sr. unsec. notes
2.823%, 5/20/30	7,000	7,332
Becton Dickinson and Co. sr. unsec.
sub. bonds 1.957%, 2/11/31	50,000	48,785
Bristol-Myers Squibb Co. sr. unsec. notes
3.25%, 2/20/23	67,000	69,992
Bristol-Myers Squibb Co. sr. unsec. notes
2.90%, 7/26/24	52,000	55,473
Bristol-Myers Squibb Co. sr. unsec. notes
1.45%, 11/13/30	20,000	19,311
Bristol-Myers Squibb Co. sr. unsec.
sub. notes 3.40%, 7/26/29	19,000	21,293
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	5,000	5,136
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	25,000	27,438
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	10,000	10,450
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	5,000	5,225
Charles River Laboratories International, Inc.
144A company guaranty sr. unsec. notes
4.00%, 3/15/31	5,000	5,188
Charles River Laboratories International, Inc.
144A company guaranty sr. unsec. notes
3.75%, 3/15/29	5,000	5,056
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.00%, 3/15/26	5,000	5,388
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 5.625%, 3/15/27	5,000	5,325
CHS/Community Health Systems, Inc. 144A company
guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	9,892
CHS/Community Health Systems, Inc. 144A jr.
notes 6.875%, 4/15/29	10,000	10,465
CHS/Community Health Systems, Inc. 144A
sr. notes 6.625%, 2/15/25	10,000	10,575
Cigna Corp. company guaranty sr. unsec.
unsub. notes 3.75%, 7/15/23	27,000	28,753
CVS Health Corp. sr. unsec. unsub. notes
4.78%, 3/25/38	99,000	121,794
CVS Health Corp. sr. unsec. unsub. notes
3.70%, 3/9/23	6,000	6,319
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	38,488	43,616
DH Europe Finance II Sarl company
guaranty sr. unsec. bonds 3.40%, 11/15/49
(Luxembourg)	15,000	16,536

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Health care cont.
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 5.90%, 8/28/28	$10,000	$11,703
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.
144A company guaranty sr. notes 6.125%, 4/1/29
(Luxembourg)	5,000	4,900
Global Medical Response, Inc. 144A
sr. notes 6.50%, 10/1/25	5,000	5,144
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	40,000	39,982
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	5,000	5,630
HCA, Inc. company guaranty sr. sub. bonds
5.50%, 6/15/47	20,000	26,048
HCA, Inc. company guaranty sr. unsec.
notes 5.375%, 9/1/26	10,000	11,508
HCA, Inc. company guaranty sr. unsec.
notes 3.50%, 9/1/30	5,000	5,327
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	14,000	14,140
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	1,062
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	50,000	57,583
Merck & Co., Inc. sr. unsec. unsub. notes
2.75%, 2/10/25	8,000	8,524
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	97,634
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	3,000	3,221
Owens & Minor, Inc. 144A sr. unsec. notes
4.50%, 3/31/29	15,000	15,413
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	43,946
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	15,000	16,275
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	6,000	6,345
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30	5,000	4,899
Service Corp. International sr. unsec.
sub. notes 4.00%, 5/15/31	5,000	5,103
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	5,000	5,074
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	5,000	5,219
Tenet Healthcare Corp. 144A company
guaranty sr. notes 7.50%, 4/1/25	5,000	5,401
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	20,000	20,975
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	30,000	31,116
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.25%, 6/1/29	15,000	15,188
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.75%, 2/15/23	90,000	92,974
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.00%, 5/15/30	25,000	25,186
Viatris, Inc. 144A company guaranty sr. unsec.
notes 2.30%, 6/22/27	28,000	28,581
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	39,794
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	18,000	17,917
		1,514,889

Putnam VT Global Asset Allocation Fund	17

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Technology (1.4%)
Ahead DB Holdings, LLC 144A company
guaranty sr. unsec. notes 6.625%, 5/1/28	$10,000	$10,345
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	26,457
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	36,615
Analog Devices, Inc. sr. unsec.
unsub. notes 3.90%, 12/15/25	25,000	27,815
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	19,479
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	26,532
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	101,995
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	32,024
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	5,000	4,944
Banff Merger Sub, Inc. 144A sr. unsec.
notes 9.75%, 9/1/26	10,000	10,525
Black Knight InfoServ, LLC 144A company
guaranty sr. unsec. notes 3.625%, 9/1/28	5,000	4,975
Boxer Parent Co., Inc. 144A company
guaranty sr. notes 7.125%, 10/2/25	5,000	5,350
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	10,000	10,555
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes
3.50%, 1/15/28	90,000	98,735
Broadcom, Inc. company guaranty sr. unsec.
bonds 4.15%, 11/15/30	71,000	79,620
Broadcom, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 2/15/51	10,000	10,439
BY Crown Parent LLC/BY Bond Finance, Inc. 144A
company guaranty sr. notes 4.25%, 1/31/26	5,000	5,238
Cisco Systems, Inc./California sr. unsec.
unsub. bonds 5.90%, 2/15/39	5,000	7,280
Cisco Systems, Inc./California sr. unsec.
unsub. notes 2.50%, 9/20/26	35,000	37,553
Clarivate Science Holdings Corp. 144A sr. unsec.
notes 4.875%, 6/30/29	5,000	5,131
CommScope Finance, LLC 144A sr. notes
6.00%, 3/1/26	5,000	5,279
CommScope, Inc. 144A company guaranty sr. unsec.
notes 8.25%, 3/1/27	10,000	10,688
Crowdstrike Holdings, Inc. company
guaranty sr. unsec. notes 3.00%, 2/15/29	5,000	5,005
Dell International, LLC/EMC Corp. company
guaranty sr. bonds 8.35%, 7/15/46	7,000	11,449
Dell International, LLC/EMC Corp. company
guaranty sr. notes 6.02%, 6/15/26	17,000	20,409
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes
7.125%, 6/15/24	5,000	5,129
Diebold Nixdorf, Inc. company guaranty sr. unsec.
sub. notes 8.50%, 4/15/24	10,000	10,238
Diebold Nixdorf, Inc. 144A company
guaranty sr. notes 9.375%, 7/15/25	5,000	5,544
Fidelity National Information Services, Inc.
sr. unsec. bonds 2.25%, 3/1/31	10,000	9,982
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	16,505
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	63,224
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	142,380
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	10,000	10,288
Microchip Technology, Inc. company
guaranty sr. notes 4.333%, 6/1/23	27,000	28,793

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Technology cont.
Microchip Technology, Inc. company
guaranty sr. unsec. notes 4.25%, 9/1/25	$10,000	$10,499
Microsoft Corp. sr. unsec. unsub. bonds
2.525%, 6/1/50	25,000	24,562
Microsoft Corp. sr. unsec. unsub. notes
1.55%, 8/8/21	160,000	160,038
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	35,000	38,180
Oracle Corp. sr. unsec. unsub. notes
5.375%, 7/15/40	35,000	45,378
Oracle Corp. sr. unsec. unsub. notes
3.625%, 7/15/23	144,000	152,995
Oracle Corp. sr. unsec. unsub. notes
2.50%, 10/15/22	80,000	82,132
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 3/1/29	15,000	14,891
Qorvo, Inc. 144A company guaranty sr. unsec.
bonds 3.375%, 4/1/31	10,000	10,422
Rocket Software, Inc. 144A sr. unsec.
notes 6.50%, 2/15/29	15,000	14,850
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	30,397
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	30,292
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	101,000	115,056
Sensata Technologies, Inc. 144A company
guaranty sr. unsec. notes 3.75%, 2/15/31	30,000	29,665
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	28,147
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,294
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A company
guaranty sr. notes 5.75%, 6/1/25	5,000	5,263
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	30,000	30,506
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 3/1/29	10,000	10,000
Twilio, Inc. company guaranty sr. unsec.
notes 3.875%, 3/15/31	5,000	5,131
Twilio, Inc. company guaranty sr. unsec.
notes 3.625%, 3/15/29	10,000	10,200
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	5,000	5,556
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
144A company guaranty sr. unsec. notes
3.875%, 2/1/29	15,000	14,906
		1,780,880
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP,
Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	10,813
American Airlines, Inc./AAdvantage Loyalty IP,
Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	10,000	10,588
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	82,192
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A
company guaranty sr. notes 4.75%, 10/20/28	15,000	16,676
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	17,330
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 3.90%, 2/1/24	20,000	21,448
United Airlines, Inc. 144A company
guaranty sr. notes 4.625%, 4/15/29	5,000	5,175

18	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Transportation cont.
United Airlines, Inc. 144A company
guaranty sr. notes 4.375%, 4/15/26	$5,000	$5,176
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec.
notes 6.50%, 6/15/27	30,000	32,100
		201,498
Utilities and power (1.1%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	50,000	49,470
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	55,000	63,298
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	5,088
Buckeye Partners LP 144A sr. unsec. notes
4.50%, 3/1/28	5,000	5,127
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	7,000	7,201
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	35,000	35,700
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	10,578
Commonwealth Edison Co. 1st mtge. bonds
5.90%, 3/15/36	28,000	39,577
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	52,167
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	79,034
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	59,356
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	7,337
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	17,698
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	30,000	33,815
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	91,000	89,067
Energy Transfer Operating LP company
guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	32,589
Energy Transfer Operating LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	12,000	13,297
Energy Transfer Operating LP company
guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	38,942
Energy Transfer Operating LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	6,000	7,648
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	4,226
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	103,537
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	28,076
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	5,000	5,379
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	12,000	14,873
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	26,011
Kinder Morgan, Inc./DE company
guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	24,388
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	10,000	10,375
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	5,000	5,176
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	10,000	11,038
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	21,000	22,362
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	5,000	5,319

CORPORATE BONDS
AND NOTES (14.4%)* cont.	Principal amount	Value

Utilities and power cont.
NSTAR Electric Co. sr. unsec.
unsub. notes 2.375%, 10/15/22 (Canada)	$75,000	$76,500
Oncor Electric Delivery Co., LLC sr. notes
3.75%, 4/1/45	75,000	86,630
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	10,000	10,226
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,856
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	15,000	15,521
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	100,000	100,005
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	61,546
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	34,226
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/21 F	13,000	—
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	36,000	39,129
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	23,000	24,284
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.625%, 2/15/27	10,000	10,375
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.50%, 9/1/26	15,000	15,469
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	5,133
		1,391,649

Total corporate bonds and notes (cost $17,604,166)		$18,891,700

MORTGAGE-BACKED SECURITIES (2.9%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x
1 Month US LIBOR) + 25.79%), 25.50%, 4/15/37	$6,077	$11,242
REMICs IFB Ser. 3072, Class SM, ((-3.667 x
1 Month US LIBOR) + 23.80%), 23.529%, 11/15/35	8,514	15,155
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month
US LIBOR) + 19.86%), 19.641%, 3/15/35	16,882	23,635
REMICs IFB Ser. 2990, Class LB, ((-2.556 x
1 Month US LIBOR) + 16.95%), 16.759%, 6/15/34	6,186	7,547
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.95%), 6.877%, 3/15/41	28,818	6,031
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x
1 Month US LIBOR) + 24.57%), 24.231%, 3/25/36	10,894	17,983
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x
1 Month US LIBOR) + 24.20%), 23.865%, 6/25/37	8,812	15,509
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 6.009%, 12/25/48	84,822	8,138
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,179	2,988
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.957%, 6/20/43	51,162	10,520
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	32,280	6,022
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	73,979	5,581
Ser. 13-14, IO, 3.50%, 12/20/42	105,590	9,490
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	39,226	611
Ser. 16-H16, Class EI, IO, 2.277%, 6/20/66 W	148,781	11,426
Ser. 15-H26, Class DI, IO, 1.92%, 10/20/65 W	211,854	16,631
		168,509

Putnam VT Global Asset Allocation Fund	19

MORTGAGE-BACKED
SECURITIES (2.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities (1.7%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.621%, 1/15/49 W	$20,304	$—
BANK
FRB Ser. 17-BNK8, Class B, 4.062%, 11/15/50 W	12,000	13,176
FRB Ser. 19-BN22, Class C, 3.577%, 11/15/62 W	44,000	46,804
Barclays Commercial Mortgage Trust Ser. 19-C5,
Class AS, 3.366%, 11/15/52 W	30,000	32,708
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO,
0.762%, 12/11/38 W	16,282	168
Benchmark Mortgage Trust
Ser. 18-B8, Class AS, 4.532%, 1/15/52 W	14,000	16,220
Ser. 18-B1, Class B, 4.059%, 1/15/51 W	15,000	16,712
Ser. 19-B11, Class AS, 3.784%, 5/15/52	14,000	15,697
CD Commercial Mortgage Trust
FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50 W	27,000	29,131
FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50 W	73,000	80,136
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8,
Class B, 4.199%, 6/15/50 W	14,000	15,231
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.26%, 11/10/46 W	11,000	11,532
Ser. 18-C6, Class AS, 4.642%, 11/10/51 W	13,000	15,254
Ser. 13-GC11, Class B, 3.732%, 4/10/46 W	77,000	80,097
FRB Ser. 18-C6, Class XA, IO, 0.947%, 11/10/51 W	1,523,294	76,857
Citigroup Commercial Mortgage Trust 144A FRB
Ser. 06-C5, Class XC, IO, 0.652%, 10/15/49 W	379,822	4
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.718%, 12/10/44 W	29,000	26,797
FRB Ser. 13-CR13, Class C, 5.046%, 11/10/46 W	27,000	28,745
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47 W	26,000	27,594
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	21,463
Ser. 14-CR19, Class B, 4.703%, 8/10/47 W	16,000	17,386
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	80,488
FRB Ser. 14-UBS6, Class C, 4.593%, 12/10/47 W	16,000	16,772
Ser. 13-CR13, Class AM, 4.449%, 11/10/46 W	85,000	91,365
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	59,000	64,626
3.829%, 2/10/48 W	18,000	19,311
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	77,000	78,587
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	74,000	79,125
FRB Ser. 14-CR18, Class XA, IO, 1.167%, 7/15/47 W	82,957	2,140
FRB Ser. 14-CR20, Class XA, IO, 1.154%, 11/10/47 W	264,839	7,384
FRB Ser. 14-CR17, Class XA, IO, 1.124%, 5/10/47 W	539,778	12,506
FRB Ser. 14-UBS6, Class XA, IO, 1.033%, 12/10/47 W	831,084	19,260
FRB Ser. 14-LC17, Class XA, IO, 0.888%, 10/10/47 W	461,147	8,491
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49 W	481,887	—
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	31,000	35,009
FRB Ser. 20-C19, Class XA, IO, 1.239%, 3/15/53 W	1,047,505	82,959
CSMC Trust FRB Ser. 16-NXSR, Class C,
4.527%, 12/15/49 W	70,000	60,889
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates
FRB Ser. K118, Class X1, IO, 1.054%, 9/25/30 W	942,764	72,532
Multifamily Structured Pass-Through Certificates
FRB Ser. K740, Class X1, IO, 0.845%, 9/25/27 W	383,472	16,302
GS Mortgage Securities Corp., II 144A Ser. GC10,
Class B, 3.682%, 2/10/46	50,000	50,284

MORTGAGE-BACKED
SECURITIES (2.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust
FRB Ser. 15-GC32, Class B, 4.559%, 7/10/48 W	$73,000	$79,566
Ser. 15-GC32, Class AS, 4.018%, 7/10/48 W	72,000	78,803
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	10,000	10,846
Ser. 19-GC40, Class AS, 3.412%, 7/10/52	15,000	16,297
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	10,000	10,751
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	12,000	12,807
FRB Ser. 15-GC30, Class XA, IO, 0.876%, 5/10/50 W	368,297	9,079
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC14, Class B, 4.90%, 8/10/46 W	13,000	13,848
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	17,000	17,332
Ser. 12-GCJ9, Class B, 3.747%, 11/10/45	22,000	22,535
FRB Ser. 06-GG8, Class X, IO, 1.27%, 11/10/39 W	783,966	8
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.369%, 11/15/45 W	43,000	45,897
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47 W	13,000	12,219
FRB Ser. 13-C12, Class B, 4.235%, 7/15/45 W	12,000	12,385
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	9,291	8,023
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,339
FRB Ser. 07-LDPX, Class X, IO, 0.574%, 1/15/49 W	13,792	—
FRB Ser. 06-LDP8, Class X, IO, 0.297%, 5/15/45 W	29,495	—
LB-UBS Commercial Mortgage Trust 144A FRB
Ser. 06-C6, Class XCL, IO, 0.776%, 9/15/39 W	365,981	391
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 06-C4, Class X, IO, 6.11%, 7/15/45 W	3,443	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47 W	10,000	10,714
FRB Ser. 15-C24, Class B, 4.489%, 5/15/48 W	10,000	10,893
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	79,680
FRB Ser. 14-C17, Class XA, IO, 1.228%, 8/15/47 W	181,843	4,468
FRB Ser. 15-C26, Class XA, IO, 1.162%, 10/15/48 W	643,360	21,066
FRB Ser. 13-C12, Class XA, IO, 0.742%, 10/15/46 W	422,450	4,481
Morgan Stanley Bank of America Merrill Lynch
Trust 144A FRB Ser. 12-C5, Class E, 4.818%, 8/15/45 W	15,000	15,200
Morgan Stanley Capital I Trust FRB Ser. 18-H3,
Class XA, IO, 0.987%, 7/15/51 W	1,622,114	72,618
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class XA, IO, 1.742%, 12/10/45 W	184,073	2,545
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.435%, 7/15/46 W	19,000	19,282
FRB Ser. 13-LC12, Class C, 4.435%, 7/15/46 W	24,000	21,049
FRB Ser. 20-C57, Class C, 4.158%, 8/15/53 W	16,000	17,692
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57 W	16,000	17,423
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.327%, 3/15/45 W	47,000	48,290
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	34,371
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,366
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.52%, 3/15/44 W	29,990	14,995
FRB Ser. 13-C15, Class D, 4.646%, 8/15/46 W	43,000	21,600
FRB Ser. 11-C5, Class XA, IO, 1.777%, 11/15/44 W	161,647	48
FRB Ser. 12-C10, Class XA, IO, 1.662%, 12/15/45 W	287,144	4,288
		2,169,937

20	Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED
SECURITIES (2.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (1.1%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 2.80%, 5/25/35 W	$12,396	$12,866
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.494%, 8/25/35 W	18,611	15,853
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 1.056%, 6/25/46	66,319	60,802
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.38%), 0.472%, 8/25/46	82,879	75,008
Ellington Financial Mortgage Trust 144A
Ser. 20-2, Class A2, 1.486%, 10/25/65 W	82,557	83,126
Federal Home Loan Mortgage Corporation Structured
Agency Credit Risk Debt FRN Ser. 16-DNA2,
Class M3, (1 Month US LIBOR + 4.65%),
4.742%, 10/25/28	113,350	118,402
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HRP2, Class M3, (1 Month US LIBOR
+ 2.40%), 2.492%, 2/25/47	110,000	112,021
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR
+ 1.30%), 1.318%, 10/25/50	8,892	8,892
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 2M2, (1 Month US LIBOR + 6.95%),
7.042%, 8/25/28	7,606	8,094
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1M2, (1 Month US LIBOR + 6.75%),
6.842%, 8/25/28	29,286	31,333
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%),
6.092%, 9/25/28	32,635	34,429
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%),
5.792%, 4/25/28	24,495	25,950
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%),
5.642%, 4/25/28	43,746	46,200
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%),
5.092%, 7/25/25	3,578	3,633
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 2M2, (1 Month US LIBOR + 5.00%),
5.092%, 11/25/24	1,871	1,915
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M2, (1 Month US LIBOR + 4.90%),
4.992%, 11/25/24	3,678	3,807
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2M2, (1 Month US LIBOR + 4.45%),
4.542%, 1/25/29	19,301	20,178
Connecticut Avenue Securities FRB Ser. 16-C07,
Class 2M2, (1 Month US LIBOR + 4.35%),
4.442%, 5/25/29	27,292	28,544
Connecticut Avenue Securities FRB Ser. 15-C01,
Class 1M2, (1 Month US LIBOR + 4.30%),
4.392%, 2/25/25	7,042	7,202
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, (1 Month US LIBOR + 4.25%),
4.342%, 4/25/29	29,160	30,368
Connecticut Avenue Securities FRB Ser. 16-C04,
Class 1M2, (1 Month US LIBOR + 4.25%),
4.342%, 1/25/29	122,079	127,279
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%),
4.092%, 5/25/25	2,910	2,974

MORTGAGE-BACKED
SECURITIES (2.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%),
3.642%, 7/25/29	$117,807	$122,347
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M2, (1 Month US LIBOR + 2.90%),
2.992%, 7/25/24	5,575	5,694
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 1M2, (1 Month US LIBOR + 2.65%),
2.742%, 2/25/30	73,051	74,201
Connecticut Avenue Securities FRB Ser. 14-C02,
Class 1M2, (1 Month US LIBOR + 2.60%),
2.692%, 5/25/24	8,611	8,659
Connecticut Avenue Securities FRB Ser. 17-C05,
Class 1M2A, (1 Month US LIBOR + 2.20%),
2.292%, 1/25/30	33,857	33,963
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, (1 Month US LIBOR + 0.80%),
0.892%, 2/25/34	21,967	21,967
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M1, (1 Month US LIBOR + 1.13%),
1.217%, 10/25/33	43,250	43,955
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, (1 Month US LIBOR + 1.05%),
1.142%, 10/25/34	30,000	29,784
Verus Securitization Trust 144A Ser. 20-5,
Class A2, 1.578%, 5/25/65	87,668	87,895
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55 W	117,000	121,938
WaMu Mortgage Pass-Through Certificates Trust FRB
Ser. 05-AR9, Class A1C3, (1 Month US LIBOR
+ 0.96%), 1.052%, 7/25/45	23,159	22,059
		1,431,338

Total mortgage-backed securities (cost $3,792,606)		$3,769,784

COMMODITY LINKED NOTES (1.5%)* †††	Principal amount	Value
Goldman Sachs International 144A notes zero %,
2022 (Indexed to the S&P GSCI Light Energy
Excess Return Index multiplied by 3)	$1,271,000	$1,948,765
Total commodity Linked Notes (cost $1,271,000)		$1,948,765

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.5%)*	Principal amount	Value
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%, 1/27/25
(Dominican Republic)	$130,000	$142,838
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/15/24
(Indonesia)	200,000	225,750
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.75%, 12/31/32
(Ivory Coast)	102,507	102,507
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)	98,000	118,336
Uruguay (Oriental Republic of) sr. unsec.
unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	15,250
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †	23,000	2,358
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †	36,000	3,690
Total foreign government and agency bonds
and notes (cost $612,608)		$610,729

Putnam VT Global Asset Allocation Fund	21

SENIOR LOANS (0.4%)* [c]	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	$5,000	$4,998
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 3.00%, 3/18/28	5,000	4,972
AMC Entertainment Holdings, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%),
3.086%, 4/22/26	9,975	9,349
American Airlines, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	5,000	5,209
AppleCaramel Buyer, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	9,950	9,962
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.25%), 3.75%, 12/6/27	14,925	14,877
Blackstone CQP Holdco LP bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.75%),
4.25%, 5/27/28	15,000	14,933
Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	4,898	4,815
Clarios Global LP bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.25%), 3.354%, 4/30/26	32,124	31,803
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1,
(BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	20,948	20,880
CPG International, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	2,652	2,648
Diamond BC BV bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 3.186%, 9/6/24	4,974	4,944
Epicor Software Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	5,000	5,159
Epicor Software Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	39,700	39,639
Global Medical Response, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	24,886	24,979
Greeneden US Holdings II, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	9,975	9,993
iHeartCommunications, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	9,900	9,900
IRB Holding Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	4,975	4,972
Jazz Financing Lux Sarl bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.50%), 4.00%,
4/22/28 (Luxembourg)	25,000	25,070
Klockner-Pentaplast of America, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 4.75%),
5.25%, 2/9/26	9,975	10,025
MajorDrive Holdings IV, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 5/12/28	20,000	20,006
Navistar, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.60%, 11/6/24	26,879	26,879
One Call Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	10,000	10,100
Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%),
3.089%, 6/30/25	29,267	29,235
Polaris Newco, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	15,000	15,036
Quorum Health Corp. bank term loan FRN (BBA LIBOR
USD 3 Month + 8.25%), 9.25%, 4/29/25	12,522	12,663
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	10,000	8,600
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	4,739	4,573
Rocket Software, Inc. bank term loan FRN (1 Month
US LIBOR + 4.25%), 4.75%, 11/28/25	5,000	4,908

SENIOR LOANS (0.4%)* [c] cont.	Principal amount	Value
SCIH Salt Holdings, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.00%),
4.75%, 3/16/27	$15,000	$15,025
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	5,000	4,984
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	19,640	19,619
Starfruit US Holdco, LLC bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.00%), 3.133%, 10/1/25	9,660	9,582
Terrier Media Buyer, Inc. bank term loan FRN
(1 Month US LIBOR + 3.50%), 3.604%, 12/17/26	34,737	34,544
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 3.167%, 3/28/25	19,301	18,950
United Airlines, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	9,975	10,097
Vertiv Group Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 2.75%), 2.836%, 3/2/27	29,626	29,425
Total senior loans (cost $529,354)		$533,353

ASSET-BACKED SECURITIES (0.3%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR
+ 0.90%), 0.992%, 10/25/53	$25,000	$25,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.80%), 0.892%, 11/25/53	25,000	25,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR
+ 0.75%), 0.842%, 4/25/55	28,000	28,000
NewRez Warehouse Securitization Trust 144A FRB
Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%),
0.842%, 5/25/55	25,000	25,036
Provident Funding Mortgage Warehouse
Securitization Trust 144A FRB Ser. 21-1,
Class A, (1 Month US LIBOR + 0.70%), 0.792%, 2/25/55	25,000	25,000
RMF Buyout Issuance Trust 144A Ser. 20-HB1,
Class A1, 1.719%, 10/25/50 W	119,983	119,983
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR
+ 1.37%), 1.461%, 12/10/21	25,000	25,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR
+ 0.80%), 0.891%, 4/25/22	46,000	46,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR
+ 0.75%), 0.854%, 8/8/22	46,000	46,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR
+ 0.70%), 0.792%, 3/25/54	29,000	29,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 0.742%, 1/26/54	29,000	29,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 0.692%,
1/25/46	36,848	36,665
Total asset-backed securities (cost $459,683)		$459,684

COLLATERALIZED LOAN OBLIGATIONS (0.1%)*	Principal amount	Value
Venture XXVII CLO, Ltd. 144A FRB Ser. 17-28A,
Class A2, (BBA LIBOR USD 3 Month + 1.11%),
1.298%, 7/20/30	$100,000	$99,867
Total collateralized loan obligations (cost $100,000)		$99,867

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$5,000	$5,103
fuboTV, Inc. 144A cv. sr. unsec. notes
3.25%, 2/15/26	5,000	4,909

22	Putnam VT Global Asset Allocation Fund

CONVERTIBLE BONDS
AND NOTES (—%)* cont.	Principal amount	Value
Nabors Industries, Inc. company
guaranty cv. sr. unsec. notes 0.75%, 1/15/24	$15,000	$13,343
Transocean, Inc. cv. company guaranty sr. unsec.
sub. notes 0.50%, 1/30/23	2,000	1,782
Total convertible bonds and notes (cost $21,230)		$25,137

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/	Notional		Contract
Counterparty	strike price	amount		amount	Value
Goldman Sachs International
EUR/USD (Put)	Aug-21/$1.18	2,602,958	EUR	2,195,200	$14,998
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	1,298,227	GBP	938,500	7,619
Total purchased options outstanding (cost $15,502)					$22,617

PREFERRED STOCKS (—%)*		Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP		$49	$1,240
Total preferred stocks (cost $1,225)			$1,240

		Principal amount/
SHORT-TERM INVESTMENTS (10.1%)*		shares	Value
Putnam Cash Collateral Pool, LLC 0.09% [d]	Shares	308,250	$308,250
Putnam Short Term Investment Fund
Class P 0.09% L	Shares	10,955,004	10,955,004
U.S. Treasury Bills 0.050%, 10/14/21 # ∆ §		$900,000	899,875
U.S. Treasury Bills 0.025%, 7/13/21 #		100,000	99,999
U.S. Treasury Bills 0.016%, 9/2/21 §		200,000	199,982
U.S. Treasury Bills 0.017%, 9/7/21 §		100,000	99,992
U.S. Treasury Cash Management Bills
0.028%, 10/5/21 §		100,000	99,988
U.S. Treasury Cash Management Bills
0.027%, 9/28/21 §		100,000	99,991
U.S. Treasury Cash Management Bills
0.018%, 9/21/21 # §		500,000	499,945
Total short-term investments (cost $13,263,083)			$13,263,026

Total investments (cost $116,642,977)			$147,656,370

Key to holding’s currency abbreviations

EUR	Euro
GBP	British Pound
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2021 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $131,436,395.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $41,706, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,138,831 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $59,988 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $661,921 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $24,141,956 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Putnam VT Global Asset Allocation Fund	23

FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $32,677,105) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/21/21	$69,002	$69,328	$(326)
	British Pound	Buy	9/15/21	78,861	80,647	(1,786)
	Canadian Dollar	Sell	7/21/21	216,196	217,894	1,698
	Euro	Buy	9/15/21	983,177	1,016,891	(33,714)
	Hong Kong Dollar	Buy	8/18/21	55,026	55,013	13
	Japanese Yen	Sell	8/18/21	679,438	680,915	1,477
	Swedish Krona	Buy	9/15/21	58,885	59,095	(210)
	Swiss Franc	Sell	9/15/21	62,267	62,783	516
Barclays Bank PLC
	Australian Dollar	Buy	7/21/21	259,358	268,263	(8,905)
	British Pound	Sell	9/15/21	8,163	5,395	(2,768)
	Canadian Dollar	Sell	7/21/21	65,423	59,599	(5,824)
	Euro	Sell	9/15/21	383,343	394,161	10,818
	Japanese Yen	Buy	8/18/21	154,411	157,162	(2,751)
	Swedish Krona	Buy	9/15/21	156,533	162,109	(5,576)
Citibank, N.A.
	Australian Dollar	Buy	7/21/21	116,704	120,891	(4,187)
	British Pound	Buy	9/15/21	112,204	114,719	(2,515)
	Canadian Dollar	Buy	7/21/21	54,856	52,840	2,016
	Danish Krone	Sell	9/15/21	73,487	75,424	1,937
	Euro	Sell	9/15/21	54,509	56,056	1,547
	Hong Kong Dollar	Sell	8/18/21	30,115	30,107	(8)
	Japanese Yen	Buy	8/18/21	222,259	226,222	(3,963)
	New Zealand Dollar	Sell	7/21/21	47,321	47,724	403
Credit Suisse International
	Australian Dollar	Sell	7/21/21	80,853	80,793	(60)
	British Pound	Sell	9/15/21	797,743	804,718	6,975
	Canadian Dollar	Sell	7/21/21	105,597	108,989	3,392
	Euro	Sell	9/15/21	180,508	185,620	5,112
Goldman Sachs International
	Australian Dollar	Buy	7/21/21	220,432	230,509	(10,077)
	British Pound	Buy	9/15/21	1,814,085	1,858,629	(44,544)
	Canadian Dollar	Sell	7/21/21	87,769	122,700	34,931
	Euro	Buy	9/15/21	1,066,306	1,079,013	(12,707)
	Japanese Yen	Sell	8/18/21	1,010,877	1,025,081	14,204
	New Zealand Dollar	Sell	7/21/21	889,516	900,530	11,014
	Norwegian Krone	Buy	9/15/21	364,985	369,922	(4,937)
	Swedish Krona	Buy	9/15/21	857,113	887,750	(30,637)
	Swiss Franc	Sell	9/15/21	304,730	311,396	6,666
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/21/21	91,727	98,052	(6,325)
	British Pound	Buy	9/15/21	36,110	37,488	(1,378)
	Canadian Dollar	Buy	7/21/21	172,150	171,753	397
	Euro	Buy	9/15/21	290,357	298,575	(8,218)
	Hong Kong Dollar	Sell	8/18/21	138,943	138,909	(34)
	Japanese Yen	Sell	8/18/21	107,861	108,490	629
	New Zealand Dollar	Buy	7/21/21	78,006	80,448	(2,442)
	Swiss Franc	Buy	9/15/21	27,723	26,286	1,437
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/21	155,555	160,368	(4,813)
	British Pound	Buy	9/15/21	860,556	879,785	(19,229)
	Canadian Dollar	Sell	7/21/21	175,296	170,039	(5,257)

24	Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $32,677,105) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A. cont.
	Euro	Sell	9/15/21	$280,620	$279,967	$(653)
	Japanese Yen	Sell	8/18/21	320,026	324,489	4,463
	New Zealand Dollar	Sell	7/21/21	181,664	183,172	1,508
	Norwegian Krone	Buy	9/15/21	85,240	87,073	(1,833)
	Singapore Dollar	Sell	8/18/21	164,943	164,392	(551)
	South Korean Won	Sell	8/18/21	245,268	246,656	1,388
	Swedish Krona	Sell	9/15/21	174,925	173,916	(1,009)
	Swiss Franc	Sell	9/15/21	91,938	98,327	6,389
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/21/21	230,858	234,398	(3,540)
	British Pound	Buy	9/15/21	1,328,466	1,350,856	(22,390)
	Canadian Dollar	Sell	7/21/21	58,244	74,055	15,811
	Euro	Sell	9/15/21	139,656	137,661	(1,995)
	Japanese Yen	Buy	8/18/21	80,127	83,860	(3,733)
	New Zealand Dollar	Sell	7/21/21	163,141	166,753	3,612
	Norwegian Krone	Buy	9/15/21	218,217	223,360	(5,143)
	Swedish Krona	Buy	9/15/21	896,587	928,654	(32,067)
	Swiss Franc	Sell	9/15/21	196,331	202,387	6,056
NatWest Markets PLC
	Australian Dollar	Sell	7/21/21	80,928	80,859	(69)
	British Pound	Buy	9/15/21	215,277	220,147	(4,870)
	Canadian Dollar	Sell	7/21/21	242,656	241,627	(1,029)
	Euro	Sell	9/15/21	913,824	916,578	2,754
	Japanese Yen	Sell	8/18/21	91,317	91,830	513
	New Zealand Dollar	Sell	7/21/21	337,396	332,832	(4,564)
	Swedish Krona	Buy	9/15/21	79,348	82,178	(2,830)
	Swiss Franc	Sell	9/15/21	537,447	540,342	2,895
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/21	154,505	166,608	(12,103)
	British Pound	Sell	9/15/21	214,447	210,429	(4,018)
	Canadian Dollar	Sell	7/21/21	290,009	311,604	21,595
	Euro	Buy	9/15/21	292,970	310,968	(17,998)
	Hong Kong Dollar	Sell	8/18/21	482,223	482,071	(152)
	Japanese Yen	Sell	8/18/21	2,221,439	2,256,256	34,817
	New Zealand Dollar	Sell	7/21/21	298,043	300,310	2,267
	Norwegian Krone	Buy	9/15/21	362,847	365,074	(2,227)
	Swedish Krona	Sell	9/15/21	282,290	292,288	9,998
	Swiss Franc	Sell	9/15/21	97,029	106,878	9,849
Toronto-Dominion Bank
	Australian Dollar	Buy	7/21/21	76,503	78,711	(2,208)
	British Pound	Sell	9/15/21	219,705	224,864	5,159
	Canadian Dollar	Buy	7/21/21	30,655	24,885	5,770
	Chinese Yuan (Offshore)	Sell	8/18/21	690,233	686,768	(3,465)
	Euro	Sell	9/15/21	168,514	173,283	4,769
	Japanese Yen	Buy	8/18/21	480,007	488,945	(8,938)
	Norwegian Krone	Buy	9/15/21	389,754	405,393	(15,639)
	Swedish Krona	Buy	9/15/21	18,837	19,510	(673)
UBS AG
	Australian Dollar	Buy	7/21/21	234,457	241,808	(7,351)
	British Pound	Buy	9/15/21	225,377	230,676	(5,299)
	Canadian Dollar	Sell	7/21/21	46,789	50,329	3,540
	Euro	Buy	9/15/21	894,942	920,115	(25,173)

Putnam VT Global Asset Allocation Fund	25

FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $32,677,105) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG cont.
	Hong Kong Dollar	Sell	8/18/21	$74,669	$74,651	$(18)
	Japanese Yen	Buy	8/18/21	967,418	988,208	(20,790)
	New Zealand Dollar	Sell	7/21/21	394,222	395,649	1,427
	Norwegian Krone	Buy	9/15/21	256,126	266,155	(10,029)
	Swedish Krona	Buy	9/15/21	171,277	177,442	(6,165)
WestPac Banking Corp.
	Australian Dollar	Sell	7/21/21	295,734	296,404	670
	British Pound	Sell	9/15/21	47,179	48,016	837
	Canadian Dollar	Sell	7/21/21	3,711	3,658	(53)
	Euro	Sell	9/15/21	27,433	28,210	777
	Japanese Yen	Buy	8/18/21	215,914	219,796	(3,882)
	New Zealand Dollar	Sell	7/21/21	213,949	215,693	1,744
Unrealized appreciation						253,790
Unrealized (depreciation)						(455,648)
Total						$(201,858)

* The exchange currency for all contracts listed is the United States Dollar.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)	contracts	amount	Value	date	(depreciation)
MSCI EAFE Index (Long)	7	$814,209	$806,435	Sep-21	$(18,683)
MSCI Emerging Markets Index (Long)	27	1,859,151	1,842,480	Sep-21	(7,493)
NASDAQ 100 Index E-Mini (Long)	4	1,164,384	1,163,920	Sep-21	47,756
Russell 2000 Index E-Mini (Long)	53	6,122,955	6,115,670	Sep-21	5,216
S&P 500 Index E-Mini (Long)	2	429,180	428,860	Sep-21	5,656
S&P 500 Index E-Mini (Short)	88	18,883,920	18,869,840	Sep-21	(262,939)
U.S. Treasury Bond 30 yr (Long)	8	1,286,000	1,286,000	Sep-21	30,505
U.S. Treasury Bond Ultra 30 yr (Long)	16	3,083,000	3,083,000	Sep-21	119,628
U.S. Treasury Note 2 yr (Long)	30	6,609,609	6,609,609	Sep-21	(11,044)
U.S. Treasury Note 2 yr (Short)	17	3,745,445	3,745,445	Sep-21	6,462
U.S. Treasury Note 5 yr (Long)	43	5,307,477	5,307,477	Sep-21	(16,222)
U.S. Treasury Note 5 yr (Short)	84	10,368,094	10,368,094	Sep-21	31,311
U.S. Treasury Note 10 yr (Long)	18	2,385,000	2,385,000	Sep-21	8,678
U.S. Treasury Note Ultra 10 yr (Short)	26	3,827,281	3,827,281	Sep-21	(56,387)
Unrealized appreciation					255,212
Unrealized (depreciation)					(372,768)
Total					$(117,556)

WRITTEN OPTIONS OUTSTANDING at 6/30/21 (premiums $15,481) (Unaudited)	Expiration	Notional		Contract
Counterparty	date/strike price	Amount		amount	Value
Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.21	$2,602,958	EUR	2,195,200	$5,154
Morgan Stanley & Co. International PLC
GBP/USD (Call)	Aug-21/1.42	1,298,227	GBP	938,500	2,326
Total					$7,480

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21	Principal	Settlement
(proceeds receivable $8,236,367) (Unaudited)	amount	date	Value
Uniform Mortgage-Backed Securities, 3.00%, 8/1/51	$1,000,000	8/12/21	$1,042,109
Uniform Mortgage-Backed Securities, 3.00%, 7/1/51	1,000,000	7/14/21	1,042,500
Uniform Mortgage-Backed Securities, 2.50%, 8/1/51	1,000,000	8/12/21	1,032,344
Uniform Mortgage-Backed Securities, 2.50%, 7/1/51	3,000,000	7/14/21	3,102,891
Uniform Mortgage-Backed Securities, 2.00%, 8/1/51	1,000,000	8/12/21	1,008,413
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	1,000,000	7/14/21	1,010,405
Total			$8,238,662

26	Putnam VT Global Asset Allocation Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,027,000	$43,770	$3,596	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-	$(47,360)
					BBA — Quarterly
3,792,000	6,788 E	7,187	9/15/23	3 month USD-LIBOR-BBA —	0.30% — Semiannually	399
				Quarterly
2,893,000	9,981 E	(11,335)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-	(1,354)
					BBA — Quarterly
1,523,000	5,254 E	5,998	9/15/26	3 month USD-LIBOR-BBA —	0.95% — Semiannually	743
				Quarterly
3,291,000	57,198 E	(50,315)	9/15/31	3 month USD-LIBOR-BBA —	1.65% — Semiannually	6,882
				Quarterly
703,000	38,806 E	(36,654)	9/15/51	3 month USD-LIBOR-BBA —	2.00% — Semiannually	2,152
				Quarterly
277,000	15,290 E	14,456	9/15/51	2.00% — Semiannually	3 month USD-LIBOR-	(834)
					BBA — Quarterly
Total		$(67,067)				$(39,372)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$76,109	$75,838	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$(98)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
20,820	20,733	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	(39)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
14,880	14,820	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	19
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,103	1,105	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	15
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
7,126	7,119	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	83
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
5,772	5,767	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	67
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
650	650	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	8
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,501	2,454	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	11
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
2,764	2,754	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(4)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
10,191	10,181	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(118)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
1,743,894	1,729,394	—	12/15/25	(1 month USD-LIBOR-	A basket (GSGLPHCL)	(14,793)
				BBA plus 0.35%) —	of common stocks —
				Monthly	Monthly*
5,229,101	5,120,708	—	12/15/25	(1 month USD-LIBOR-	A basket (GSGLPWDL)	(101,736)
				BBA plus 0.50%) —	of common stocks —
				Monthly	Monthly*

Putnam VT Global Asset Allocation Fund	27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$5,165,157	$5,028,007	$—	12/15/25	1 month USD-LIBOR-	A basket (GSGLPWDS)	$132,487
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*
1,605	1,605	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	20
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,605	1,605	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	20
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
3,071,544	3,022,397	—	2/5/22	(1 month USD-LIBOR-	Russell 1000 Value Total	(49,199)
				BBA plus 0.35%) —	Return Index — Monthly
				Monthly
JPMorgan Securities LLC
2,707	2,705	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(31)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
3,859	3,859	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	(48)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		132,730
Upfront premium (paid)		—		Unrealized (depreciation)		(166,066)
Total		$—		Total		$(33,336)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPHCL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Waters Corp.	Health care	258	$89,241	5.16%
Mettler-Toledo International, Inc.	Health care	60	83,185	4.81%
IQVIA Holdings, Inc.	Health care	342	82,835	4.79%
Agilent Technologies, Inc.	Technology	537	79,330	4.59%
Merck KGaA (Germany)	Health care	412	79,057	4.57%
PerkinElmer, Inc.	Health care	483	75,275	4.35%
Thermo Fisher Scientific, Inc.	Health care	134	67,742	3.92%
Zoetis, Inc.	Health care	347	64,657	3.74%
Illumina, Inc.	Health care	131	62,564	3.62%
Alexion Pharmaceuticals, Inc.	Health care	331	60,885	3.52%
Ipsen SA (France)	Health care	574	59,676	3.45%
Pfizer, Inc.	Health care	1,462	57,260	3.31%
Merck & Co., Inc.	Health care	621	48,320	2.79%
Johnson & Johnson	Health care	287	47,291	2.73%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	2,216	46,481	2.69%
GlaxoSmithKline PLC (United Kingdom)	Health care	2,285	44,804	2.59%
AbbVie, Inc.	Health care	386	43,472	2.51%
Sanofi (France)	Health care	412	43,210	2.50%
Biogen, Inc.	Health care	118	40,688	2.35%
Viatris, Inc.	Health care	2,751	39,944	2.31%
Perrigo Co. PLC	Health care	847	39,079	2.26%
Sartorius Stedim Biotech (France)	Health care	78	36,858	2.13%
Bayer AG (Germany)	Health care	582	35,366	2.04%
Bristol-Myers Squibb Co.	Health care	503	33,598	1.94%
AstraZeneca PLC (United Kingdom)	Health care	278	33,302	1.93%
CSL, Ltd. (Australia)	Health care	135	28,926	1.67%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	531	28,466	1.65%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	2,608	26,160	1.51%

28	Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPHCL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Amgen, Inc.	Health care	107	$26,037	1.51%
Gilead Sciences, Inc.	Health care	370	25,481	1.47%
Eli Lilly and Co.	Health care	104	23,835	1.38%
Eisai Co., Ltd. (Japan)	Health care	206	20,284	1.17%
Galenica AG (Switzerland)	Health care	151	19,547	1.13%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	360	17,727	1.03%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	511	17,125	0.99%
Shionogi & Co., Ltd. (Japan)	Health care	245	12,790	0.74%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	373	12,609	0.73%
Galapagos NV (Belgium)	Health care	164	11,407	0.66%
Astellas Pharma, Inc. (Japan)	Health care	598	10,426	0.60%
H Lundbeck A/S (Denmark)	Health care	317	10,090	0.58%
UCB SA (Belgium)	Health care	81	8,455	0.49%
Eurofins Scientific (Luxembourg)	Health care	64	7,353	0.43%
Incyte Corp.	Health care	86	7,274	0.42%
Grifols SA (Spain)	Health care	235	6,373	0.37%
Regeneron Pharmaceuticals, Inc.	Health care	8	4,601	0.27%
Novartis AG (Switzerland)	Health care	46	4,156	0.24%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	124	2,680	0.15%
Recordati SpA (Italy)	Health care	36	2,045	0.12%
Organon & Co.	Health care	62	1,880	0.11%
Orion Oyj Class B (Finland)	Health care	37	1,592	0.09%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Royal Bank of Canada (Canada)	Financials	436	$44,137	0.86%
Toronto-Dominion Bank (Canada)	Financials	624	43,779	0.85%
Canadian Imperial Bank of Commerce (Canada)	Financials	379	42,898	0.84%
Arrow Electronics, Inc.	Technology	374	42,697	0.83%
Annaly Capital Management, Inc.	Financials	4,742	42,107	0.82%
AGNC Investment Corp.	Financials	2,445	41,292	0.81%
MetLife, Inc.	Financials	687	41,135	0.80%
Segro PLC (United Kingdom)	Financials	2,717	41,130	0.80%
Dover Corp.	Capital goods	270	40,733	0.80%
Swisscom AG (Switzerland)	Communication services	69	39,446	0.77%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	1,483	38,642	0.75%
Mettler-Toledo International, Inc.	Health care	27	38,039	0.74%
ITOCHU Corp. (Japan)	Consumer staples	1,313	37,824	0.74%
NN Group NV (Netherlands)	Financials	779	36,759	0.72%
Dexus Property Group (Australia)	Financials	4,576	36,616	0.72%
Accenture PLC Class A	Technology	115	33,915	0.66%
Ally Financial, Inc.	Financials	675	33,633	0.66%
Ageas SA/NV (Belgium)	Financials	606	33,613	0.66%
Church & Dwight Co., Inc.	Consumer staples	384	32,577	0.64%
Knight-Swift Transportation Holdings, Inc.	Transportation	708	32,430	0.63%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Financials	2,139	31,879	0.62%
3i Group PLC (United Kingdom)	Financials	1,947	31,597	0.62%
Allstate Corp. (The)	Financials	239	31,128	0.61%
Rio Tinto PLC (United Kingdom)	Basic materials	378	31,117	0.61%
CMS Energy Corp.	Utilities and power	521	30,651	0.60%
Chubu Electric Power Co., Inc. (Japan)	Utilities and power	2,444	29,872	0.58%
Mizuho Financial Group, Inc. (Japan)	Financials	2,077	29,679	0.58%
National Bank of Canada (Canada)	Financials	384	28,994	0.57%
AMETEK, Inc.	Conglomerates	215	28,647	0.56%
Swiss Life Holding AG (Switzerland)	Financials	58	28,038	0.55%

Putnam VT Global Asset Allocation Fund	29

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Open Text Corp. (Canada)	Technology	539	$27,917	0.55%
Comcast Corp. Class A	Communication services	489	27,863	0.54%
Amphenol Corp. Class A	Technology	402	27,535	0.54%
Kinder Morgan, Inc.	Utilities and power	1,499	27,320	0.53%
DTE Energy Co.	Utilities and power	211	27,284	0.53%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	4,438	27,236	0.53%
Iberdrola SA (Spain)	Utilities and power	2,224	27,106	0.53%
Canadian Apartment Properties REIT (Canada)	Financials	572	26,887	0.53%
Old Dominion Freight Line, Inc.	Transportation	106	26,802	0.52%
Metro, Inc. (Canada)	Consumer staples	557	26,656	0.52%
Trane Technologies PLC	Capital goods	144	26,348	0.51%
Zoetis, Inc.	Health care	141	26,283	0.51%
AutoZone, Inc.	Consumer cyclicals	17	25,306	0.49%
McDonald’s Corp.	Consumer staples	109	25,256	0.49%
KDDI Corp. (Japan)	Communication services	807	25,167	0.49%
Repsol SA (Spain)	Energy	1,987	24,866	0.49%
Fujitsu, Ltd. (Japan)	Technology	132	24,695	0.48%
Hershey Co. (The)	Consumer staples	143	24,603	0.48%
Goodman Group (Australia)	Financials	1,533	24,332	0.48%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	242	24,262	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
American Express Co.	Financials	270	$44,298	0.88%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	2,130	42,548	0.85%
Markel Corp.	Financials	34	41,221	0.82%
U.S. Bancorp	Financials	701	39,710	0.79%
Emera, Inc. (Canada)	Utilities and power	845	38,404	0.76%
Equity Lifestyle Properties, Inc.	Financials	514	38,231	0.76%
Zurich Insurance Group AG (Switzerland)	Financials	93	37,271	0.74%
Lonza Group AG (Switzerland)	Health care	52	37,081	0.74%
Xylem, Inc.	Capital goods	309	36,797	0.73%
Ferrovial SA (Spain)	Basic materials	1,185	34,764	0.69%
Fortis, Inc. (Canada)	Utilities and power	759	33,819	0.67%
Essex Property Trust, Inc.	Financials	110	33,298	0.66%
Southern Co. (The)	Utilities and power	537	32,495	0.65%
Berkshire Hathaway, Inc. Class B	Financials	116	32,370	0.64%
Edison International	Utilities and power	559	32,315	0.64%
Ecolab, Inc.	Consumer cyclicals	156	32,176	0.64%
Mid-America Apartment Communities, Inc.	Financials	185	31,383	0.62%
ASML Holding NV (Netherlands)	Technology	45	31,140	0.62%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	1,896	30,652	0.61%
Boeing Co. (The)	Capital goods	126	30,270	0.60%
Exelon Corp.	Utilities and power	668	29,589	0.59%
Alliant Energy Corp.	Utilities and power	528	29,442	0.59%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	598	29,344	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,086	29,173	0.58%
Autodesk, Inc.	Technology	100	29,091	0.58%
T-Mobile US, Inc.	Communication services	199	28,848	0.57%
Ventas, Inc.	Health care	494	28,591	0.57%
Alexandria Real Estate Equities, Inc.	Financials	156	28,442	0.57%
Telus Corp. (Canada)	Communication services	1,263	28,409	0.57%
UDR, Inc.	Financials	572	28,297	0.56%
Accor SA (France)	Consumer cyclicals	739	27,593	0.55%
Svenska Handelsbanken AB (Sweden)	Financials	2,432	27,435	0.55%

30	Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Novartis AG (Switzerland)	Health care	291	$26,501	0.53%
AIA Group, Ltd. (Hong Kong)	Financials	2,114	26,274	0.52%
Enbridge, Inc. (Canada)	Utilities and power	650	25,907	0.52%
American Tower Corp.	Communication services	94	25,384	0.50%
Analog Devices, Inc.	Technology	145	24,863	0.49%
KBC Group NV (Belgium)	Financials	325	24,786	0.49%
Phillips 66	Energy	286	24,574	0.49%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	339	24,439	0.49%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	388	23,536	0.47%
Heineken NV (Netherlands)	Consumer staples	189	22,904	0.46%
Boston Scientific Corp.	Health care	530	22,674	0.45%
Koninklijke KPN NV (Netherlands)	Communication services	7,194	22,470	0.45%
Brookfield Asset Management, Inc. (Canada)	Conglomerates	425	22,215	0.44%
Essity AB Class B (Sweden)	Consumer staples	658	21,818	0.43%
BASF SE (Germany)	Basic materials	275	21,670	0.43%
Marathon Petroleum Corp.	Energy	359	21,668	0.43%
Hennes & Mauritz AB (Sweden)	Consumer cyclicals	892	21,160	0.42%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	618	20,967	0.42%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)

		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$2,758,000	$33,317	$(46)	4/1/31	2.686% — At maturity	USA Non Revised	$33,270
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
8,385,000	4,696	(85)	4/15/26	2.79% — At maturity	USA Non Revised	(4,780)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
Total		$(131)				$28,490

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB–/P	$273	$4,000	$1,058	5/11/63	300 bp — Monthly	$(783)
CMBX NA BBB–.6 Index	BB–/P	482	8,000	2,116	5/11/63	300 bp — Monthly	(1,630)
CMBX NA BBB–.6 Index	BB–/P	926	15,000	3,968	5/11/63	300 bp — Monthly	(3,034)
CMBX NA BBB–.6 Index	BB–/P	912	16,000	4,232	5/11/63	300 bp — Monthly	(3,312)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A-/P	120	1,000	85	5/11/63	200 bp — Monthly	35
CMBX NA A.6 Index	A-/P	239	2,000	169	5/11/63	200 bp — Monthly	70
CMBX NA A.6 Index	A-/P	2,681	22,000	1,863	5/11/63	200 bp — Monthly	825
CMBX NA A.6 Index	A-/P	3,929	33,000	2,795	5/11/63	200 bp — Monthly	1,145
CMBX NA A.6 Index	A-/P	6,040	51,000	4,320	5/11/63	200 bp — Monthly	1,738
CMBX NA BB.11 Index	BB–/P	1,130	2,000	178	11/18/54	500 bp — Monthly	953
CMBX NA BB.6 Index	B-/P	2,008	13,583	6,057	5/11/63	500 bp — Monthly	(4,037)
CMBX NA BB.7 Index	B/P	970	19,000	6,589	1/17/47	500 bp — Monthly	(5,604)
CMBX NA BBB–.10 Index	BBB–/P	545	5,000	442	11/17/59	300 bp — Monthly	106
CMBX NA BBB–.11 Index	BBB–/P	63	1,000	35	11/18/54	300 bp — Monthly	29
CMBX NA BBB–.12 Index	BBB–/P	118	2,000	73	8/17/61	300 bp — Monthly	46
Credit Suisse International
CMBX NA A.7 Index	BBB+/P	37	1,000	56	1/17/47	200 bp — Monthly	(19)
CMBX NA A.7 Index	BBB+/P	291	7,000	393	1/17/47	200 bp — Monthly	(99)
CMBX NA BB.7 Index	B/P	401	3,000	1,040	1/17/47	500 bp — Monthly	(637)

Putnam VT Global Asset Allocation Fund	31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited) cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6 Index	BB–/P	$6,863	$73,000	$19,309	5/11/63	300 bp — Monthly	$(12,409)
CMBX NA BBB–.7 Index	BB/P	237	3,000	533	1/17/47	300 bp — Monthly	(295)
CMBX NA BBB–.7 Index	BB/P	1,379	21,000	3,734	1/17/47	300 bp — Monthly	(2,344)
Goldman Sachs International
CMBX NA A.13 Index	A-/P	(5)	1,000	16	12/16/72	200 bp — Monthly	11
CMBX NA A.6 Index	A-/P	61	2,000	169	5/11/63	200 bp — Monthly	(108)
CMBX NA A.6 Index	A-/P	121	2,000	169	5/11/63	200 bp — Monthly	(48)
CMBX NA A.6 Index	A-/P	1,969	23,000	1,948	5/11/63	200 bp — Monthly	29
CMBX NA A.6 Index	A-/P	1,537	25,000	2,118	5/11/63	200 bp — Monthly	(572)
CMBX NA BBB–.14 Index	BBB–/P	45	1,000	17	12/16/72	300 bp — Monthly	28
CMBX NA BBB–.6 Index	BB–/P	110	1,000	265	5/11/63	300 bp — Monthly	(154)
CMBX NA BBB–.6 Index	BB–/P	52	1,000	265	5/11/63	300 bp — Monthly	(212)
CMBX NA BBB–.6 Index	BB–/P	122	1,000	265	5/11/63	300 bp — Monthly	(142)
CMBX NA BBB–.6 Index	BB–/P	145	3,000	794	5/11/63	300 bp — Monthly	(647)
CMBX NA BBB–.6 Index	BB–/P	325	3,000	794	5/11/63	300 bp — Monthly	(467)
CMBX NA BBB–.6 Index	BB–/P	248	5,000	1,323	5/11/63	300 bp — Monthly	(1,072)
CMBX NA BBB–.6 Index	BB–/P	1,313	14,000	3,703	5/11/63	300 bp — Monthly	(2,383)
CMBX NA BBB–.6 Index	BB–/P	1,804	24,000	6,348	5/11/63	300 bp — Monthly	(4,532)
CMBX NA BBB–.7 Index	BB/P	887	12,000	2,134	1/17/47	300 bp — Monthly	(1,241)
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	242	3,000	47	12/16/72	200 bp — Monthly	290
CMBX NA BB.6 Index	B-/P	3,089	5,821	2,596	5/11/63	500 bp — Monthly	498
CMBX NA BBB– .13 Index	BBB–/P	92	1,000	36	12/16/72	300 bp — Monthly	56
CMBX NA BBB–.12 Index	BBB–/P	63	1,000	36	8/17/61	300 bp — Monthly	28
Morgan Stanley & Co. International PLC
CMBX NA BB.6 Index	B-/P	737	2,911	1,298	5/11/63	500 bp — Monthly	(559)
CMBX NA BB.6 Index	B-/P	1,478	5,821	2,596	5/11/63	500 bp — Monthly	(1,112)
CMBX NA BBB–.12 Index	BBB–/P	59	1,000	36	8/17/61	300 bp — Monthly	23
CMBX NA BBB–.12 Index	BBB–/P	215	5,000	182	8/17/61	300 bp — Monthly	36
Upfront premium received		44,358		Unrealized appreciation			5,946
Upfront premium (paid)		(5)		Unrealized (depreciation)			(47,452)
Total		$44,353		Total			$(41,506)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(1,785)	$7,000	$1,707	11/17/59	(500 bp) — Monthly	$(84)
CMBX NA BB.10 Index	(219)	2,000	488	11/17/59	(500 bp) — Monthly	267
CMBX NA BB.10 Index	(209)	2,000	488	11/17/59	(500 bp) — Monthly	277
CMBX NA BB.11 Index	(518)	4,000	356	11/18/54	(500 bp) — Monthly	(165)
CMBX NA BB.11 Index	(189)	2,000	178	11/18/54	(500 bp) — Monthly	(12)
CMBX NA BB.11 Index	(69)	1,000	89	11/18/54	(500 bp) — Monthly	20
CMBX NA BB.8 Index	(248)	1,931	693	10/17/57	(500 bp) — Monthly	443
CMBX NA BB.9 Index	(929)	9,000	1,991	9/17/58	(500 bp) — Monthly	1,054
CMBX NA BB.9 Index	(258)	4,000	885	9/17/58	(500 bp) — Monthly	623
CMBX NA BB.9 Index	(121)	3,000	664	9/17/58	(500 bp) — Monthly	540
CMBX NA BBB– .10 Index	(946)	6,000	530	11/17/59	(300 bp) — Monthly	(419)

32	Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited) cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB– .10 Index	$(437)	$2,000	$177	11/17/59	(300 bp) — Monthly	$(261)
CMBX NA BBB– .6 Index	(2,545)	8,000	2,116	5/11/63	(300 bp) — Monthly	(433)
CMBX NA BBB–.10 Index	(127)	1,000	88	11/17/59	(300 bp) — Monthly	(40)
CMBX NA BBB–.12 Index	(60)	1,000	36	8/17/61	(300 bp) — Monthly	(24)
CMBX NA BBB–.12 Index	(352)	1,000	36	8/17/61	(300 bp) — Monthly	(317)
CMBX NA BBB–.6 Index	(700)	11,000	2,910	5/11/63	(300 bp) — Monthly	2,204
CMBX NA BBB–.8 Index	(316)	2,000	277	10/17/57	(300 bp) — Monthly	(40)
CMBX NA BBB–.8 Index	(317)	2,000	277	10/17/57	(300 bp) — Monthly	(42)
CMBX NA BBB–.8 Index	(313)	2,000	277	10/17/57	(300 bp) — Monthly	(37)
CMBX NA BBB–.8 Index	(286)	2,000	277	10/17/57	(300 bp) — Monthly	(10)
CMBX NA BBB–.8 Index	(157)	1,000	138	10/17/57	(300 bp) — Monthly	(19)
Credit Suisse International
CMBX NA BB.10 Index	(476)	4,000	975	11/17/59	(500 bp) — Monthly	496
CMBX NA BB.10 Index	(534)	4,000	975	11/17/59	(500 bp) — Monthly	438
CMBX NA BB.10 Index	(249)	2,000	488	11/17/59	(500 bp) — Monthly	237
CMBX NA BB.7 Index	(512)	28,136	12,546	5/11/63	(500 bp) — Monthly	12,011
CMBX NA BB.7 Index	(1,151)	7,000	2,428	1/17/47	(500 bp) — Monthly	1,270
CMBX NA BB.7 Index	(1,291)	7,000	2,428	1/17/47	(500 bp) — Monthly	1,131
CMBX NA BB.9 Index	(1,203)	12,000	2,654	9/17/58	(500 bp) — Monthly	1,441
Goldman Sachs International
CMBX NA BB.7 Index	(303)	2,000	694	1/17/47	(500 bp) — Monthly	389
CMBX NA BB.10 Index	(603)	2,000	488	11/17/59	(500 bp) — Monthly	(117)
CMBX NA BB.10 Index	(783)	2,000	488	11/17/59	(500 bp) — Monthly	(297)
CMBX NA BB.11 Index	(263)	2,000	178	11/18/54	(500 bp) — Monthly	(86)
CMBX NA BB.7 Index	(2,234)	11,000	3,815	1/17/47	(500 bp) — Monthly	1,572
CMBX NA BB.7 Index	(983)	6,000	2,081	1/17/47	(500 bp) — Monthly	1,093
CMBX NA BB.8 Index	(113)	965	347	10/17/57	(500 bp) — Monthly	233
CMBX NA BBB– .10 Index	(1,312)	6,000	530	11/17/59	(300 bp) — Monthly	(785)
CMBX NA BBB– .10 Index	(624)	4,000	354	11/17/59	(300 bp) — Monthly	(272)
CMBX NA BBB– .12 Index	(780)	4,000	145	8/17/61	(300 bp) — Monthly	(637)
CMBX NA BBB–.6 Index	(3,543)	13,000	3,439	5/11/63	(300 bp) — Monthly	(111)
CMBX NA BBB–.6 Index	(400)	8,000	2,116	5/11/63	(300 bp) — Monthly	1,712
JPMorgan Securities LLC
CMBX NA A.7 Index	(169)	8,000	449	1/17/47	(200 bp) — Monthly	277
CMBX NA BB.11 Index	(1,636)	3,000	267	11/18/54	(500 bp) — Monthly	(1,371)
CMBX NA BB.17 Index	(979)	2,000	694	1/17/47	(500 bp) — Monthly	(287)
CMBX NA BBB– .10 Index	(165)	1,000	88	11/17/59	(300 bp) — Monthly	(77)
CMBX NA BBB–.10 Index	(2,613)	23,000	2,033	11/17/59	(300 bp) — Monthly	(591)
CMBX NA BBB–.10 Index	(563)	2,000	177	11/17/59	(300 bp) — Monthly	(388)
CMBX NA BBB–.10 Index	(298)	1,000	88	11/17/59	(300 bp) — Monthly	(210)
CMBX NA BBB–.11 Index	(403)	2,000	69	11/18/54	(300 bp) — Monthly	(335)
CMBX NA BBB–.6 Index	(15,346)	48,000	12,696	5/11/63	(300 bp) — Monthly	(2,674)
CMBX NA BBB–.7 Index	(6,573)	28,000	4,978	1/17/47	(300 bp) — Monthly	(1,609)
Merrill Lynch International
CMBX NA BB.10 Index	(228)	4,000	975	11/17/59	(500 bp) — Monthly	744
CMBX NA BB.11 Index	(1,483)	3,000	267	11/18/54	(500 bp) — Monthly	(1,218)
CMBX NA BB.9 Index	(117)	3,000	664	9/17/58	(500 bp) — Monthly	544
CMBX NA BBB–.7 Index	(328)	4,000	711	1/17/47	(300 bp) — Monthly	381
CMBX NA BBB–.9 Index	(185)	1,000	78	9/17/58	(300 bp) — Monthly	(108)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(408)	4,000	711	1/17/47	(300 bp) — Monthly	302
CMBX NA BB.10 Index	(210)	2,000	488	11/17/59	(500 bp) — Monthly	276
CMBX NA BB.7 Index	(804)	4,000	1,387	1/17/47	(500 bp) — Monthly	579

Putnam VT Global Asset Allocation Fund	33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited) cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.7 Index	$(193)	$1,000	$347	1/17/47	(500 bp) — Monthly	$153
CMBX NA BB.9 Index	(61)	1,000	221	9/17/58	(500 bp) — Monthly	160
CMBX NA BB.9 Index	(62)	1,000	221	9/17/58	(500 bp) — Monthly	159
CMBX NA BBB– . 8 Index	(311)	2,000	277	10/17/57	(300 bp) — Monthly	(35)
CMBX NA BBB– . 8 Index	(157)	1,000	138	10/17/57	(300 bp) — Monthly	(19)
CMBX NA BBB– .10 Index	(6,792)	39,000	3,448	11/17/59	(300 bp) — Monthly	(3,364)
CMBX NA BBB– .10 Index	(859)	6,000	530	11/17/59	(300 bp) — Monthly	(332)
CMBX NA BBB– .10 Index	(970)	6,000	530	11/17/59	(300 bp) — Monthly	(442)
CMBX NA BBB– .10 Index	(240)	2,000	177	11/17/59	(300 bp) — Monthly	(64)
CMBX NA BBB– .10 Index	(218)	1,000	88	11/17/59	(300 bp) — Monthly	(130)
CMBX NA BBB–.10 Index	(247)	2,000	177	11/17/59	(300 bp) — Monthly	(71)
CMBX NA BBB–.10 Index	(127)	1,000	88	11/17/59	(300 bp) — Monthly	(39)
CMBX NA BBB–.13 Index	(62)	1,000	36	12/16/72	(300 bp) — Monthly	(26)
CMBX NA BBB–.8 Index	(429)	3,000	415	10/17/57	(300 bp) — Monthly	(16)
CMBX NA BBB–.8 Index	(156)	1,000	138	10/17/57	(300 bp) — Monthly	(18)
CMBX NA BBB–.8 Index	(155)	1,000	138	10/17/57	(300 bp) — Monthly	(17)
CMBX NA BBB–.8 Index	(156)	1,000	138	10/17/57	(300 bp) — Monthly	(18)
Upfront premium received	—			Unrealized appreciation		31,026
Upfront premium (paid)	(72,161)			Unrealized (depreciation)		(17,667)
Total	$(72,161)			Total		$13,359

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)

		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 36 Index	B+/P	$(170,422)	$1,991,000	$203,082	6/20/26	500 bp —	$35,426
						Quarterly
NA IG Series 36 Index	BBB+/P	(133,236)	5,950,000	151,428	6/20/26	100 bp —	19,844
						Quarterly
Total		$(303,658)					$55,270

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

34	Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,297,895	$—	$—
Capital goods	5,474,786	—	—
Communication services	2,661,890	—	—
Conglomerates	222,278	—	—
Consumer cyclicals	11,955,888	—	—
Consumer staples	6,427,933	—	—
Energy	2,006,628	—	38
Financials	12,142,042	—	—
Government	35,314	—	—
Health care	10,877,100	—	—
Technology	28,475,163	—	—
Transportation	2,148,407	—	—
Utilities and power	2,707,264	2,212	—
Total common stocks	88,432,588	2,212	38
Asset-backed securities	—	459,684	—
Collateralized loan obligations	—	99,867	—
Commodity linked notes	—	1,948,765	—
Convertible bonds and notes	—	25,137	—
Corporate bonds and notes	—	18,891,700	—
Foreign government and agency bonds and notes	—	610,729	—
Mortgage-backed securities	—	3,769,784	—
Preferred stocks	—	1,240	—
Purchased options outstanding	—	22,617	—
Senior loans	—	533,353	—
U.S. government and agency mortgage obligations	—	19,595,630	—
Short-term investments	—	13,263,026	—
Totals by level	$88,432,588	$59,223,744	$38

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(201,858)	$—
Futures contracts	(117,556)	—	—
Written options outstanding	—	(7,480)	—
TBA sale commitments	—	(8,238,662)	—
Interest rate swap contracts	—	27,695	—
Total return swap contracts	—	(4,715)	—
Credit default contracts	—	358,589	—
Totals by level	$(117,556)	$(8,066,431)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	35

Statement of assets and liabilities
6/30/21 (Unaudited)

Assets
Investment in securities, at value, including $293,730 of securities on loan (Notes 1 and 9):
Unaffiliated issuers (identified cost $105,379,723)	$136,393,116
Affiliated issuers (identified cost $11,263,254) (Notes 1 and 5)	11,263,254
Cash	11,545
Foreign currency (cost $178,792) (Note 1)	181,476
Dividends, interest and other receivables	371,044
Foreign tax reclaim	33,228
Receivable for shares of the fund sold	8,649
Receivable for investments sold	26,196
Receivable for sales of TBA securities (Note 1)	7,199,785
Receivable for variation margin on futures contracts (Note 1)	40,023
Receivable for variation margin on centrally cleared swap contracts (Note 1)	14,805
Unrealized appreciation on forward currency contracts (Note 1)	253,790
Unrealized appreciation on OTC swap contracts (Note 1)	169,702
Premium paid on OTC swap contracts (Note 1)	72,166
Total assets	156,038,779

Liabilities
Payable for investments purchased	1,221,080
Payable for purchases of delayed delivery securities (Note 1)	1,038,520
Payable for purchases of TBA securities (Note 1)	12,616,636
Payable for shares of the fund repurchased	37,559
Payable for compensation of Manager (Note 2)	62,338
Payable for custodian fees (Note 2)	44,330
Payable for investor servicing fees (Note 2)	15,144
Payable for Trustee compensation and expenses (Note 2)	107,364
Payable for administrative services (Note 2)	384
Payable for distribution fees (Note 2)	8,427
Payable for variation margin on futures contracts (Note 1)	67,862
Payable for variation margin on centrally cleared swap contracts (Note 1)	21,034
Unrealized depreciation on OTC swap contracts (Note 1)	231,185
Premium received on OTC swap contracts (Note 1)	44,358
Unrealized depreciation on forward currency contracts (Note 1)	455,648
Written options outstanding, at value (premiums $15,481) (Note 1)	7,480
TBA sale commitments, at value (proceeds receivable $8,236,367) (Note 1)	8,238,662
Collateral on securities loaned, at value (Note 1)	308,250
Other accrued expenses	76,123
Total liabilities	24,602,384

Net assets	$131,436,395

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$93,900,165
Total distributable earnings (Note 1)	37,536,230
Total — Representing net assets applicable to capital shares outstanding	$131,436,395
Computation of net asset value Class IA
Net assets	$90,089,905
Number of shares outstanding	4,670,609
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$19.29

Computation of net asset value Class IB
Net assets	$41,346,490
Number of shares outstanding	2,110,029
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$19.60

The accompanying notes are an integral part of these financial statements.

36	Putnam VT Global Asset Allocation Fund

Statement of operations
Six months ended 6/30/21 (Unaudited)

Investment income
Dividends (net of foreign tax of $22,470)	$806,342
Interest (including interest income of $5,929 from investments in affiliated issuers) (Note 5)	560,972
Securities lending (net of expenses) (Notes 1 and 5)	946
Total investment income	1,368,260

Expenses
Compensation of Manager (Note 2)	368,683
Investor servicing fees (Note 2)	44,739
Custodian fees (Note 2)	33,083
Trustee compensation and expenses (Note 2)	2,833
Distribution fees (Note 2)	49,085
Administrative services (Note 2)	1,138
Auditing and tax fees	68,620
Other	23,177
Fees waived and reimbursed by Manager (Note 2)	(149)
Total expenses	591,209

Expense reduction (Note 2)	(8)
Net expenses	591,201

Net investment income	777,059

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	7,720,158
Foreign currency transactions (Note 1)	(7,841)
Forward currency contracts (Note 1)	140,498
Futures contracts (Note 1)	(1,333,190)
Swap contracts (Note 1)	442,709
Total net realized gain	6,962,334
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	4,808,911
Assets and liabilities in foreign currencies	1,442
Forward currency contracts	(352,397)
Futures contracts	(87,476)
Swap contracts	(56,823)
Written options	8,001
Total change in net unrealized appreciation	4,321,658

Net gain on investments	11,283,992

Net increase in net assets resulting from operations	$12,061,051

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	37

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/21*	12/31/20
Increase in net assets
Operations:
Net investment income	$777,059	$1,472,756
Net realized gain on investments and foreign currency transactions	6,962,334	2,846,902
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	4,321,658	9,754,339
Net increase in net assets resulting from operations	12,061,051	14,073,997
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(829,820)	(1,802,438)
Class IB	(277,928)	(649,646)
Net realized short-term gain on investments
Class IA	(1,321,221)	(140,974)
Class IB	(582,424)	(58,115)
From net realized long-term gain on investments
Class IA	(1,005,982)	(1,485,248)
Class IB	(443,459)	(612,287)
Decrease from capital share transactions (Note 4)	(2,325,981)	(8,657,923)
Total increase in net assets	5,274,236	667,366
Net assets:
Beginning of period	126,162,159	125,494,793
End of period	$131,436,395	$126,162,159

* Unaudited.

The accompanying notes are an integral part of these financial statements.

38	Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/21†	$18.21	.12	1.64	1.76	(.18)	(.50)	(.68)	—	$19.29	9.92*	$90,090	.42*[f]	.65*[f]	163*
12/31/20	16.95	.22	1.72	1.94	(.36)	(.32)	(.68)	—	18.21	12.58	87,732.86		1.32	320
12/31/19	15.17	.32	2.26	2.58	(.29)	(.51)	(.80)	—	16.95	17.42	88,722	.86[f]	1.98[f]	164
12/31/18	18.14	.33	(1.53)	(1.20)	(.38)	(1.39)	(1.77)	—	15.17	(7.02)	86,731.85		1.97	132
12/31/17	16.55	.32	2.18	2.50	(.30)	(.61)	(.91)	—[g]	18.14	15.67	104,826.86		1.87	208
12/31/16	17.06	.27	.81	1.08	(.38)	(1.21)	(1.59)	—	16.55	6.98	103,689	.87[f,h]	1.66[f,h]	384
Class IB
6/30/21†	$18.47	.10	1.67	1.77	(.14)	(.50)	(.64)	—	$19.60	9.80*	$41,346	.55*[f]	.52*[f]	163*
12/31/20	17.17	.18	1.75	1.93	(.31)	(.32)	(.63)	—	18.47	12.31	38,431	1.11	1.06	320
12/31/19	15.35	.28	2.29	2.57	(.24)	(.51)	(.75)	—	17.17	17.13	36,773	1.11[f]	1.72[f]	164
12/31/18	18.33	.29	(1.54)	(1.25)	(.34)	(1.39)	(1.73)	—	15.35	(7.26)	36,889	1.10	1.71	132
12/31/17	16.72	.28	2.20	2.48	(.26)	(.61)	(.87)	—[g]	18.33	15.34	46,701	1.11	1.61	208
12/31/16	17.21	.23	.82	1.05	(.33)	(1.21)	(1.54)	—	16.72	6.71	40,859	1.12[f,h]	1.41[f,h]	384

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average
net assets
June 30, 2021	<0.01%
December 31, 2019	0.01
December 31, 2016	0.02

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Countrywide Financial which amounted to less than $0.01 per share outstanding on November 29, 2017.

h Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	39

Notes to financial statements 6/30/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2021 through June 30, 2021.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

40	Putnam VT Global Asset Allocation Fund

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount to, hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract.

Putnam VT Global Asset Allocation Fund	41

This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

42	Putnam VT Global Asset Allocation Fund

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $296,718 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $59,988 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $308,250 and the value of securities loaned amounted to $293,730.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $88,685,739, resulting in gross unrealized appreciation and depreciation of $52,474,411 and $1,687,767, respectively, or net unrealized appreciation of $50,786,644.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 40.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.288% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $149 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Putnam VT Global Asset Allocation Fund	43

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$30,880
Class IB	13,859
Total	$44,739

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $8 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $84, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$201,990,072	$209,359,697
U.S. government securities
(Long-term)	—	—
Total	$201,990,072	$209,359,697

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/21		Year ended 12/31/20		Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,369	$248,699	18,982	$304,927	69,229	$1,324,164	178,196	$2,872,126
Shares issued in connection with
reinvestment of distributions	174,614	3,157,023	241,285	3,428,660	70,975	1,303,811	91,416	1,320,048
	187,983	3,405,722	260,267	3,733,587	140,204	2,627,975	269,612	4,192,174
Shares repurchased	(335,786)	(6,248,889)	(677,450)	(11,085,478)	(111,159)	(2,110,789)	(330,594)	(5,498,206)
Net increase (decrease)	(147,803)	$(2,843,167)	(417,183)	$(7,351,891)	29,045	$517,186	(60,982)	$(1,306,032)

44	Putnam VT Global Asset Allocation Fund

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/20	Purchase cost	Sale proceeds	Investment income	6/30/21
Short-term investments
Putnam Cash Collateral Pool, LLC*	$895,250	$2,599,958	$3,186,958	$278	$308,250
Putnam Short Term Investment
Fund**	14,566,068	7,624,447	11,235,511	5,929	10,955,004
Total Short-term investments	$15,461,318	$10,224,405	$14,422,469	$6,207	$11,263,254

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, the FCA and LIBOR’s administrator, ICE Benchmark Administration, announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the date on which the applicable rate ceases to be published.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency option contracts (contract amount)	$1,700,000
Written currency option contracts (contract amount)	$1,700,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$51,300,000
Centrally cleared interest rate swap contracts (notional)	$17,000,000
OTC total return swap contracts (notional)	$14,500,000
Centrally cleared total return swap contracts (notional)	$12,000,000
OTC credit default contracts (notional)	$910,000
Centrally cleared credit default contracts (notional)	$7,300,000

Putnam VT Global Asset Allocation Fund	45

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net assets —
Credit contracts	Unrealized appreciation	$444,512*	Payables	$85,923
Foreign exchange contracts	Investments, Receivables	276,407	Payables	463,128
	Receivables, Net assets —		Payables, Net assets —
Equity contracts	Unrealized appreciation	191,115*	Unrealized depreciation	454,843*
	Receivables, Net assets —		Payables, Net assets —
Interest rate contracts	Unrealized appreciation	336,127*	Unrealized depreciation	166,975*
Total		$1,248,161		$1,170,869

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$65,430	$65,430
Foreign exchange contracts	—	—	140,498	—	$140,498
Equity contracts	—	(637,746)	—	618,783	$(18,963)
Interest rate contracts	—	(695,444)	—	(241,504)	$(936,948)
Total	$—	$(1,333,190)	$140,498	$442,709	$(749,983)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$21,252	$21,252
Foreign exchange contracts	15,116	—	(352,397)	—	$(337,281)
Equity contracts	—	(245,832)	—	(65,735)	$(311,567)
Interest rate contracts	—	158,356	—	(12,340)	$146,016
Total	$15,116	$(87,476)	$(352,397)	$(56,823)	$(481,580)

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Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$14,023	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$14,023
OTC Total return
swap contracts*#	—	203	—	—	—	—	—	132,527	—	—	—	—	—	—	—	—	—	—	132,730
Centrally cleared total return
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	16	—	—	48	—	—	—	—	—	—	—	64
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	14,626	22,440	14,635	—	—	21,480	2,684	9,655	—	—	—	—	—	85,520
Centrally cleared credit
default contracts§	—	—	782	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	782
Futures contracts§	—	—	—	9,169	—	—	—	—	—	—	30,854	—	—	—	—	—	—	—	40,023
Forward currency contracts#	3,704	10,818	—	—	5,903	—	15,479	66,815	2,463	13,748	—	—	25,479	6,162	78,526	15,698	4,967	4,028	253,790
Purchased options**#	—	—	—	—	—	—	—	14,998	—	—	—	—	7,619	—	—	—	—	—	22,617
Total Assets	$3,704	$11,021	$14,805	$9,169	$5,903	$14,626	$37,919	$228,991	$2,463	$13,748	$52,382	$2,684	$42,753	$6,162	$78,526	$15,698	$4,967	$4,028	$549,549
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	12,297	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	12,297
OTC Total return
swap contracts*#	—	137	—	—	4	—	118	116,529	—	49,199	79	—	—	—	—	—	—	—	166,066
Centrally cleared total return
swap contracts§	—	—	8,737	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	8,737
OTC Credit default contracts —
protection sold*#	11,352	—	—	—	—	22,537	25,011	20,260	—	—	2,662	—	4,101	—	—	—	—	—	85,923
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	49,620	—	—	—	—	—	—	18,242	—	—	—	—	—	—	—	67,862
Forward currency contracts#	36,036	25,824	—	—	10,673	—	60	102,902	18,397	33,345	—	—	68,868	13,362	36,498	30,923	74,825	3,935	455,648
Written options #	—	—	—	—	—	—	—	5,154	—	—	—	—	2,326	—	—	—	—	—	7,480
Total Liabilities	$47,388	$25,961	$21,034	$49,620	$10,677	$22,537	$25,189	$244,845	$18,397	$82,544	$20,983	$—	$75,295	$13,362	$36,498	$30,923	$74,825	$3,935	$804,013
Total Financial and Derivative
Net Assets	$(43,684)	$(14,940)	$(6,229)	$(40,451)	$(4,774)	$(7,911)	$12,730	$(15,854)	$(15,934)	$(68,796)	$31,399	$2,684	$(32,542)	$(7,200)	$42,028	$(15,225)	$(69,858)	$93	$(254,464)
Total collateral
received (pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(59,988)	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(43,684)	$(14,940)	$(6,229)	$(40,451)	$(4,774)	$(7,911)	$12,730	$(15,854)	$(15,934)	$(8,808)	$31,399	$2,684	$(32,542)	$(7,200)	$42,028	$(15,225)	$(69,858)	$93
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(59,988)	$—	$—	$—	$—	$—	$—	$—	$—	$(59,988)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,138,831 and $661,921, respectively.

48	Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund	49

Note 10 — New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

50	Putnam VT Global Asset Allocation Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2021, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2021, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2021 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2021. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2020. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related

Putnam VT Global Asset Allocation Fund	51

expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2020. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2023. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2020. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2020 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s newly launched exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, The Putnam Funds generally performed well in 2020, which Putnam Management characterized as a challenging year with significant volatility and varied market dynamics. On an asset-weighted basis, the Putnam funds ranked in the second quartile of their peers as determined by Lipper Inc. (“Lipper”) for the year ended December 31, 2020 and, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2020. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, continued to be exceptionally strong over the long term, with The Putnam Funds ranking as the 3rd best performing mutual fund complex out of 44 complexes for the ten-year period, with 2020 marking the fourth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees noted that The Putnam Funds’ performance was solid over the one- and five-year periods, with The Putnam Funds ranking 22nd out of 53 complexes and 14th out of 50 complexes, respectively. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 26 of the funds were four- or five-star rated at the end of 2020 (representing an increase of four funds year-over-year) and that this included seven funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2020 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

52	Putnam VT Global Asset Allocation Fund

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2020 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
2nd	3rd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2020, there were 286, 261 and 231 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2020 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
The Putnam Advisory Company, LLC	Legal Counsel	Manoj P. Singh
100 Federal Street	Ropes & Gray LLP	Mona K. Sutphen
Boston, MA 02110

Marketing Services
Putnam Retail Management
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders
of Putnam VT Global Asset Allocation Fund.	VTSA062 326457 8/21

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2021